AB Bond Fund, Inc.

AB Income Fund

Portfolio of Investments

January 31, 2020 (unaudited)

		Principal Amount (000)	U.S. $ Value

GOVERNMENTS - TREASURIES – 50.8%
Indonesia – 1.4%
Indonesia Treasury Bond
Series FR53
8.25%, 7/15/21	IDR	125,455,000	$9,532,008
Series FR56
8.375%, 9/15/26		40,319,000	3,242,055
Series FR70
8.375%, 3/15/24		24,192,000	1,921,364
Series FR77
8.125%, 5/15/24		369,137,000	29,114,650
Series FR78
8.25%, 5/15/29		249,979,000	20,064,224

			63,874,301

Italy – 1.1%
Italy Buoni Poliennali Del Tesoro 4.50%, 3/01/24	EUR	39,044	50,848,787

Mexico – 0.8%
Mexican Bonos Series M 20 8.50%, 5/31/29	MXN	645,000	38,501,306

Russia – 0.9%
Russian Federal Bond - OFZ
Series 6217
7.50%, 8/18/21	RUB	670,156	10,793,455
Series 6227
7.40%, 7/17/24		1,925,000	31,958,538

			42,751,993

United States – 46.6%
U.S. Treasury Bonds
4.50%, 2/15/36	U.S.$	17,631	24,518,109
5.50%, 8/15/28(a)		161,400	213,476,719
6.00%, 2/15/26		30,903	39,159,515
6.125%, 11/15/27-8/15/29		516,614	698,500,995
6.25%, 5/15/30		1,061	1,537,891
6.375%, 8/15/27		45,300	61,353,729
6.50%, 11/15/26		39,144	52,061,520
6.625%, 2/15/27		1,822	2,459,295
6.75%, 8/15/26		58,640	78,229,425
6.875%, 8/15/25		18,100	23,422,531
7.50%, 11/15/24		20,000	25,693,750
U.S. Treasury Notes
1.50%, 8/15/26		108,353	108,894,966
1.625%, 8/15/22(b)		241,835	243,761,719
1.625%, 10/31/23-8/15/29		69,000	69,748,125
1.75%, 11/15/29		173,915	177,556,345
2.00%, 1/15/21		25,154	25,267,879
2.125%, 7/31/24(b)		125,561	129,936,327
2.25%, 11/15/25(c)		16,500	17,288,906
2.375%, 5/15/29		33,319	35,817,925
2.625%, 2/15/29		9,944	10,887,126
2.875%, 9/30/23		65,000	68,605,469
		Principal Amount (000)	U.S. $ Value

3.125%, 11/15/28	U.S.$	39,000	$44,222,344

			2,152,400,610

Total Governments - Treasuries (cost $2,249,448,996)			2,348,376,997

MORTGAGE PASS-THROUGHS – 15.3%
Agency Fixed Rate 30-Year – 15.3%
Federal National Mortgage Association
Series 1998
8.00%, 6/01/28		6	6,513
Series 1999
7.50%, 11/01/29		11	12,633
Series 2019
4.00%, 2/01/50, TBA		92,255	96,370,468
Series 2020
3.50%, 2/01/50, TBA		20,871	21,546,362
4.50%, 2/01/50, TBA		271,125	286,799,781
5.00%, 2/01/50, TBA		282,809	303,003,656

Total Mortgage Pass-Throughs (cost $705,366,976)			707,739,413

COLLATERALIZED MORTGAGE OBLIGATIONS – 10.9%
Risk Share Floating Rate – 9.8%
Bellemeade Re Ltd.
Series 2017-1, Class M1
3.361% (LIBOR 1 Month + 1.70%), 10/25/27(d) (e)		925	926,937
Series 2018-2A, Class M1B
3.011% (LIBOR 1 Month + 1.35%), 8/25/28(d) (e)		4,545	4,556,750
Series 2018-3A, Class M1B
3.511% (LIBOR 1 Month + 1.85%), 10/25/28(d) (e)		1,730	1,739,506
Series 2019-1A, Class M2
4.361% (LIBOR 1 Month + 2.70%), 3/25/29(d) (e)		1,340	1,345,374
Series 2019-2A, Class M1C
3.661% (LIBOR 1 Month + 2.00%), 4/25/29(d) (e)		9,029	9,057,271
Series 2019-3A, Class M1B
3.261% (LIBOR 1 Month + 1.60%), 7/25/29(d) (e)		634	639,330
Series 2019-3A, Class M1C
3.611% (LIBOR 1 Month + 1.95%), 7/25/29(d) (e)		15,567	15,647,760
Series 2019-4A, Class M1C
4.161% (LIBOR 1 Month + 2.50%), 10/25/29(d) (e)		7,608	7,734,325
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1M2
4.061% (LIBOR 1 Month + 2.40%), 4/25/31(d) (e)		3,007	3,045,837
Series 2019-R01, Class 2M2
		Principal Amount (000)	U.S. $ Value

4.111% (LIBOR 1 Month + 2.45%), 7/25/31(d) (e)	U.S.$	17,523	$17,762,043
Series 2019-R02, Class 1M2
3.961% (LIBOR 1 Month + 2.30%), 8/25/31(d) (e)		13,227	13,368,456
Series 2019-R03, Class 1M2
3.811% (LIBOR 1 Month + 2.15%), 9/25/31(d) (e)		5,746	5,801,815
Series 2019-R05, Class 1M2
3.661% (LIBOR 1 Month + 2.00%), 7/25/39(d) (e)		5,328	5,355,752
Series 2019-R06, Class 2M2
3.761% (LIBOR 1 Month + 2.10%), 9/25/39(d) (e)		9,468	9,574,011
Series 2019-R07, Class 1M2
3.761% (LIBOR 1 Month + 2.10%), 10/25/39(d) (e)		13,769	13,933,235
Eagle RE Ltd. Series 2018-1, Class M1 3.361% (LIBOR 1 Month + 1.70%), 11/25/28 (d) (e)		927	928,765
Federal Home Loan Mortgage Corp.
Series 2019-DNA1, Class M2
4.442% (LIBOR 1 Month + 2.65%), 1/25/49(d) (e)		5,468	5,593,476
Series 2019-DNA3, Class M2
3.711% (LIBOR 1 Month + 2.05%), 7/25/49(d) (e)		1,635	1,648,713
Series 2019-DNA4, Class M2
3.611% (LIBOR 1 Month + 1.95%), 10/25/49(d) (e)		8,371	8,434,852
Series 2019-HQA1, Class M2
4.011% (LIBOR 1 Month + 2.35%), 2/25/49(d) (e)		4,012	4,064,820
Series 2019-HQA2, Class M2
3.711% (LIBOR 1 Month + 2.05%), 4/25/49(d) (e)		2,800	2,823,453
Series 2020-DNA1, Class M2
3.359% (LIBOR 1 Month + 1.70%), 1/25/50(d) (e)		26,178	26,207,152
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M2
8.811% (LIBOR 1 Month + 7.15%), 7/25/23(d)		2,679	3,045,351
Series 2013-DN2, Class M2
5.911% (LIBOR 1 Month + 4.25%), 11/25/23(d)		4,348	4,714,899
Series 2014-DN1, Class M3
6.161% (LIBOR 1 Month + 4.50%), 2/25/24(d)		4,455	4,875,200
Series 2014-DN3, Class M3
5.661% (LIBOR 1 Month + 4.00%), 8/25/24(d)		3,211	3,424,392
		Principal Amount (000)	U.S. $ Value

Series 2014-HQ2, Class M3
5.411% (LIBOR 1 Month + 3.75%), 9/25/24(d)	U.S.$	1,010	$1,098,895
Series 2015-DN1, Class B
13.161% (LIBOR 1 Month + 11.50%), 1/25/25(d)		2,558	3,453,898
Series 2015-DNA2, Class B
9.211% (LIBOR 1 Month + 7.55%), 12/25/27(d)		1,489	1,782,339
Series 2015-DNA2, Class M2
4.261% (LIBOR 1 Month + 2.60%), 12/25/27(d)		238	238,434
Series 2015-DNA3, Class B
11.011% (LIBOR 1 Month + 9.35%), 4/25/28(d)		2,476	3,188,568
Series 2015-HQA1, Class B
10.461% (LIBOR 1 Month + 8.80%), 3/25/28(d)		1,578	1,934,870
Series 2016-DNA1, Class B
11.661% (LIBOR 1 Month + 10.00%), 7/25/28(d)		2,229	2,959,840
Series 2016-DNA2, Class M3
6.311% (LIBOR 1 Month + 4.65%), 10/25/28(d)		6,005	6,463,725
Series 2016-DNA4, Class M3
5.461% (LIBOR 1 Month + 3.80%), 3/25/29(d)		5,307	5,708,715
Series 2017-DNA1, Class M2
4.911% (LIBOR 1 Month + 3.25%), 7/25/29(d)		2,600	2,760,259
Series 2017-DNA2, Class B1
6.811% (LIBOR 1 Month + 5.15%), 10/25/29(d)		5,178	6,087,855
Series 2017-DNA2, Class M2
5.111% (LIBOR 1 Month + 3.45%), 10/25/29(d)		1,168	1,257,762
Series 2017-DNA3, Class B1
6.111% (LIBOR 1 Month + 4.45%), 3/25/30(d)		4,550	5,089,700
Series 2017-HQA2, Class B1
6.411% (LIBOR 1 Month + 4.75%), 12/25/29(d)		3,000	3,446,037
Series 2017-HQA3, Class B1
6.111% (LIBOR 1 Month + 4.45%), 4/25/30(d)		4,750	5,301,355
Series 2017-HQA3, Class M2
4.011% (LIBOR 1 Month + 2.35%), 4/25/30(d)		8,777	8,985,562
Series 2018-HQA1, Class B1
6.011% (LIBOR 1 Month + 4.35%), 9/25/30(d)		4,520	5,030,431
Series 2018-HQA1, Class M2
3.961% (LIBOR 1 Month + 2.30%), 9/25/30(d)		3,579	3,641,873
		Principal Amount (000)	U.S. $ Value

Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C01, Class M2
6.061% (LIBOR 1 Month + 4.40%), 1/25/24(d)	U.S.$	10,355	$11,278,632
Series 2014-C02, Class 1M2
4.261% (LIBOR 1 Month + 2.60%), 5/25/24(d)		3,610	3,756,259
Series 2014-C03, Class 1M2
4.661% (LIBOR 1 Month + 3.00%), 7/25/24(d)		10,322	10,896,985
Series 2014-C04, Class 1M2
6.561% (LIBOR 1 Month + 4.90%), 11/25/24(d)		7,032	7,753,936
Series 2014-C04, Class 2M2
6.661% (LIBOR 1 Month + 5.00%), 11/25/24(d)		1,257	1,361,351
Series 2015-C01, Class 1M2
5.961% (LIBOR 1 Month + 4.30%), 2/25/25(d)		2,485	2,659,275
Series 2015-C02, Class 1M2
5.661% (LIBOR 1 Month + 4.00%), 5/25/25(d)		4,013	4,287,462
Series 2015-C02, Class 2M2
5.661% (LIBOR 1 Month + 4.00%), 5/25/25(d)		1,437	1,495,969
Series 2015-C03, Class 1M2
6.661% (LIBOR 1 Month + 5.00%), 7/25/25(d)		3,482	3,802,529
Series 2015-C03, Class 2M2
6.661% (LIBOR 1 Month + 5.00%), 7/25/25(d)		1,337	1,423,369
Series 2015-C04, Class 1M2
7.361% (LIBOR 1 Month + 5.70%), 4/25/28(d)		4,384	4,868,975
Series 2015-C04, Class 2M2
7.211% (LIBOR 1 Month + 5.55%), 4/25/28(d)		2,495	2,677,009
Series 2016-C01, Class 2M2
8.611% (LIBOR 1 Month + 6.95%), 8/25/28(d)		1,316	1,439,823
Series 2016-C02, Class 1M2
7.661% (LIBOR 1 Month + 6.00%), 9/25/28(d)		2,590	2,851,612
Series 2016-C04, Class 1M2
5.911% (LIBOR 1 Month + 4.25%), 1/25/29(d)		650	692,510
Series 2016-C05, Class 2B
12.411% (LIBOR 1 Month + 10.75%), 1/25/29(d)		2,743	3,602,497
Series 2016-C05, Class 2M2
6.111% (LIBOR 1 Month + 4.45%), 1/25/29(d)		5,622	5,956,782
Series 2016-C07, Class 2B
		Principal Amount (000)	U.S. $ Value

11.161% (LIBOR 1 Month + 9.50%), 5/25/29(d)	U.S.$	1,191	$1,536,261
Series 2017-C01, Class 1B1
7.411% (LIBOR 1 Month + 5.75%), 7/25/29(d)		16,800	20,174,302
Series 2017-C02, Class 2B1
7.161% (LIBOR 1 Month + 5.50%), 9/25/29(d)		6,180	7,348,107
Series 2017-C02, Class 2M2
5.311% (LIBOR 1 Month + 3.65%), 9/25/29(d)		709	749,408
Series 2017-C03, Class 1B1
6.511% (LIBOR 1 Month + 4.85%), 10/25/29(d)		7,080	8,159,742
Series 2017-C03, Class 1M2
4.661% (LIBOR 1 Month + 3.00%), 10/25/29(d)		211	221,410
Series 2017-C05, Class 1B1
5.261% (LIBOR 1 Month + 3.60%), 1/25/30(d)		7,280	7,800,473
Series 2017-C07, Class 1M2
4.061% (LIBOR 1 Month + 2.40%), 5/25/30(d)		1,150	1,172,261
Series 2017-C07, Class 2M2
4.161% (LIBOR 1 Month + 2.50%), 5/25/30(d)		2,870	2,922,315
Series 2018-C01, Class 1B1
5.211% (LIBOR 1 Month + 3.55%), 7/25/30(d)		8,575	9,205,431
Series 2018-C01, Class 1M2
3.911% (LIBOR 1 Month + 2.25%), 7/25/30(d)		4,151	4,230,251
Series 2018-C02, Class 2M2
3.861% (LIBOR 1 Month + 2.20%), 8/25/30(d)		4,279	4,340,798
Series 2018-C03, Class 1B1
5.411% (LIBOR 1 Month + 3.75%), 10/25/30(d)		7,250	7,835,054
Series 2018-C05, Class 1B1
5.911% (LIBOR 1 Month + 4.25%), 1/25/31(d)		6,873	7,719,558
Series 2018-C06, Class 2M2
3.761% (LIBOR 1 Month + 2.10%), 3/25/31(d)		750	758,840
Home Re Ltd. Series 2018-1, Class M1 3.261% (LIBOR 1 Month + 1.60%), 10/25/28 (d) (e)		1,404	1,405,501
Home RE Ltd. Series 2019-1, Class B1 6.011% (LIBOR 1 Month + 4.35%), 5/25/29 (d) (e)		2,000	2,081,404
JP Morgan Madison Avenue Securities Trust
Series 2014-CH1, Class M2
		Principal Amount (000)	U.S. $ Value

5.911% (LIBOR 1 Month + 4.25%), 11/25/24(d) (f)	U.S.$	1,198	$1,312,445
Series 2015-CH1, Class M2
7.161% (LIBOR 1 Month + 5.50%), 10/25/25(d) (f)		2,070	2,264,089
Mortgage Insurance-Linked Notes
Series 2020-1, Class M1A
2.61% (LIBOR 1 Month + 0.95%), 2/25/30(d) (e)		6,523	6,525,146
Series 2020-1, Class M1B
3.11% (LIBOR 1 Month + 1.45%), 2/25/30(d) (e)		4,640	4,644,461
Series 2020-1, Class M1C
3.41% (LIBOR 1 Month + 1.75%), 2/25/30(d) (e)		2,088	2,091,537
Oaktown Re Ltd. Series 2017-1A, Class M2 5.661% (LIBOR 1 Month + 4.00%), 4/25/27 (d) (e)		812	822,006
PMT Credit Risk Transfer Trust
Series 2019-1R, Class A
3.805% (LIBOR 1 Month + 2.00%), 3/27/24(d) (f)		3,498	3,485,104
Series 2019-2R, Class A
4.555% (LIBOR 1 Month + 2.75%), 5/27/23(d) (f)		4,646	4,686,042
Series 2019-3R, Class A
4.349% (LIBOR 1 Month + 2.70%), 10/27/22(d) (f)		2,308	2,323,527
Radnor Re Ltd.
Series 2018-1, Class B1
5.461% (LIBOR 1 Month + 3.80%), 3/25/28(d) (e)		1,500	1,554,621
Series 2019-1, Class M1B
3.611% (LIBOR 1 Month + 1.95%), 2/25/29(d) (e)		4,187	4,195,872
Series 2019-2, Class M1B
3.411% (LIBOR 1 Month + 1.75%), 6/25/29(d) (e)		9,100	9,121,211
STACR Trust Series 2018-DNA2, Class B1 5.361% (LIBOR 1 Month + 3.70%), 12/25/30 (d) (e)		7,000	7,507,954
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 6.911% (LIBOR 1 Month + 5.25%), 11/25/25 (d) (f)		706	792,545

			454,472,244

Agency Floating Rate – 1.0%
Federal Home Loan Mortgage Corp. REMICs
Series 3119, Class PI
		Principal Amount (000)	U.S. $ Value

5.524% (7.20% – LIBOR 1 Month), 2/15/36(d) (g)	U.S.$	1,650	$375,481
Series 3856, Class KS
4.874% (6.55% – LIBOR 1 Month), 5/15/41(d) (g)		11,463	2,036,698
Series 4248, Class SL
4.374% (6.05% – LIBOR 1 Month), 5/15/41(d) (g)		1,013	174,597
Series 4372, Class JS
4.424% (6.10% – LIBOR 1 Month), 8/15/44(d) (g)		6,114	1,152,816
Series 4570, Class ST
4.324% (6.00% – LIBOR 1 Month), 4/15/46(d) (g)		2,310	455,275
Series 4735, Class SA
4.524% (6.20% – LIBOR 1 Month), 12/15/47(d) (g)		11,089	2,552,995
Series 4763, Class SB
5.324% (7.00% – LIBOR 1 Month), 3/15/48(d) (g)		22,198	4,748,066
Series 4774, Class BS
4.524% (6.20% – LIBOR 1 Month), 2/15/48(d) (g)		12,781	2,062,054
Series 4774, Class SL
4.524% (6.20% – LIBOR 1 Month), 4/15/48(d) (g)		16,484	2,765,580
Series 4927, Class SJ
4.374% (6.05% – LIBOR 1 Month), 11/25/49(d) (g)		6,988	1,230,402
Federal National Mortgage Association REMICs
Series 2013-4, Class ST
4.489% (6.15% – LIBOR 1 Month), 2/25/43(d) (g)		3,794	756,296
Series 2014-88, Class BS
4.489% (6.15% – LIBOR 1 Month), 1/25/45(d) (g)		3,485	696,895
Series 2015-90, Class SA
4.489% (6.15% – LIBOR 1 Month), 12/25/45(d) (g)		26,165	5,457,175
Series 2016-69, Class DS
4.439% (6.10% – LIBOR 1 Month), 10/25/46(d) (g)		38,796	6,835,238
Series 2017-49, Class SP
4.489% (6.15% – LIBOR 1 Month), 7/25/47(d) (g)		3,229	678,255
Series 2018-32, Class SB
4.539% (6.20% – LIBOR 1 Month), 5/25/48(d) (g)		7,182	1,477,880
Series 2018-45, Class SL
4.539% (6.20% – LIBOR 1 Month), 6/25/48(d) (g)		4,554	981,576
Series 2018-57, Class SL
4.539% (6.20% – LIBOR 1 Month), 8/25/48(d) (g)		23,260	3,798,899
		Principal Amount (000)	U.S. $ Value

Series 2018-58, Class SA
4.539% (6.20% – LIBOR 1 Month), 8/25/48(d) (g)	U.S.$	8,411	$1,420,896
Series 2018-59, Class HS
4.539% (6.20% – LIBOR 1 Month), 8/25/48(d) (g)		23,392	3,855,838
Series 2019-25, Class SA
4.389% (6.05% – LIBOR 1 Month), 6/25/49(d) (g)		6,300	1,283,318
Series 2019-60, Class SJ
4.389% (6.05% – LIBOR 1 Month), 10/25/49(d) (g)		6,482	1,226,270

			46,022,500

Non-Agency Fixed Rate – 0.1%
Alternative Loan Trust Series 2006-24CB, Class A15 5.75%, 8/25/36		1,237	1,007,212
CHL Mortgage Pass-Through Trust
Series 2007-3, Class A30
5.75%, 4/25/37		716	577,334
Series 2007-HY4, Class 1A1
3.785%, 9/25/47		299	288,118
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 4.425%, 3/25/37		195	194,065
CSMC Mortgage-Backed Trust Series 2006-7, Class 3A12 6.25%, 8/25/36		522	400,755
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 4.354%, 12/28/37		1,214	1,173,466

			3,640,950

Agency Fixed Rate – 0.0%
Federal National Mortgage Association REMICs Series 2013-87, Class KI 3.00%, 12/25/37 (h)		4,263	249,727

Non-Agency Floating Rate – 0.0%
First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A10 1.911% (LIBOR 1 Month + 0.25%), 4/25/37 (d)		439	179,260
Lehman XS Trust Series 2007-10H, Class 2AIO 5.219% (7.00% – LIBOR 1 Month), 7/25/37 (d) (g)		383	67,653

			246,913

Total Collateralized Mortgage Obligations (cost $492,353,086)			504,632,334

		Principal Amount (000)	U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 9.9%
Industrial – 7.5%
Basic – 0.9%
Advanced Drainage Systems, Inc. 5.00%, 9/30/27 (e)	U.S.$	489	$506,746
Alcoa Nederland Holding BV 6.125%, 5/15/28 (e)		510	537,810
CF Industries, Inc. 4.95%, 6/01/43		75	80,010
Constellium SE 4.25%, 2/15/26 (e)	EUR	2,060	2,348,064
Eldorado Gold Corp. 9.50%, 6/01/24 (e)	U.S.$	5,278	5,670,894
ERP Iron Ore, LLC 9.034%, 12/31/19 (i) (j) (k) (l) (m) (n)		166	141,078
FMG Resources (August 2006) Pty Ltd. 4.50%, 9/15/27 (e)		3,594	3,642,771
Freeport-McMoRan, Inc.
5.00%, 9/01/27		682	707,289
5.25%, 9/01/29		682	722,483
5.45%, 3/15/43		1,908	1,944,157
Graphic Packaging International LLC 4.75%, 7/15/27 (e)		1,032	1,112,981
INEOS Group Holdings SA 5.375%, 8/01/24 (e) (o)	EUR	3,215	3,645,820
Joseph T Ryerson & Son, Inc. 11.00%, 5/15/22 (e)	U.S.$	2,275	2,398,737
Magnetation LLC/Mag Finance Corp. 11.00%, 5/15/18 (f) (i) (j) (l) (m)		1,407	0
OCI NV 5.25%, 11/01/24 (e)		3,840	3,982,426
Olin Corp. 5.625%, 8/01/29		2,388	2,519,149
Peabody Energy Corp. 6.00%, 3/31/22 (e)		2,380	2,215,875
Sealed Air Corp. 6.875%, 7/15/33 (e)		2,246	2,668,787
SPCM SA 4.875%, 9/15/25 (e)		913	947,575
Starfruit Finco BV/Starfruit US Holdco LLC
6.50%, 10/01/26(e)	EUR	2,515	2,929,894
8.00%, 10/01/26(e)	U.S.$	272	285,537
United States Steel Corp.
6.25%, 3/15/26		224	189,036
6.875%, 8/15/25		810	729,405

			39,926,524

Capital Goods – 0.8%
ARD Finance SA
5.00% (5.00% Cash or 5.75% PIK), 6/30/27(e) (n)	EUR	1,076	1,214,221
6.50% (6.50% Cash or 7.25% PIK), 6/30/27(e) (n)	U.S.$	3,393	3,504,799
		Principal Amount (000)	U.S. $ Value

Bombardier, Inc.
7.50%, 12/01/24(e)	U.S.$	1,316	$1,293,167
7.50% BBDBCN, 3/15/25(e)		1,359	1,313,949
7.875%, 4/15/27(e)		1,946	1,849,381
Clean Harbors, Inc.
4.875%, 7/15/27(e)		2,962	3,119,075
5.125%, 7/15/29(e)		976	1,042,368
Cleaver-Brooks, Inc. 7.875%, 3/01/23 (e)		551	549,711
Colfax Corp.
6.00%, 2/15/24(e)		338	355,478
6.375%, 2/15/26(e)		361	391,006
Crown European Holdings SA 2.875%, 2/01/26 (e)	EUR	1,075	1,281,681
F-Brasile SpA/F-Brasile US LLC Series XR 7.375%, 8/15/26 (e)	U.S.$	2,778	2,974,655
Gates Global LLC/Gates Corp. 6.25%, 1/15/26 (e)		4,047	4,164,161
GFL Environmental, Inc.
5.125%, 12/15/26(e)		273	281,990
5.375%, 3/01/23(e)		118	120,520
7.00%, 6/01/26(e)		1,517	1,583,323
Moog, Inc. 4.25%, 12/15/27 (e)		298	306,356
OI European Group BV 3.125%, 11/15/24 (e)	EUR	3,140	3,660,680
Signature Aviation US Holdings, Inc. 4.00%, 3/01/28 (e)	U.S.$	2,300	2,279,093
Terex Corp. 5.625%, 2/01/25 (e)		677	697,439
TransDigm, Inc.
6.25%, 3/15/26(e)		1,033	1,115,754
6.375%, 6/15/26		847	894,813
6.50%, 7/15/24		1,489	1,537,392
Triumph Group, Inc.
6.25%, 9/15/24(e)		1,309	1,352,132
7.75%, 8/15/25		1,305	1,276,681
Trivium Packaging Finance BV
3.75%, 8/15/26(e)	EUR	100	116,112
5.50%, 8/15/26(e)	U.S.$	324	341,833
8.50%, 8/15/27(e)		328	361,407

			38,979,177

Communications - Media – 0.9%
Altice Financing SA 7.50%, 5/15/26 (e)		2,600	2,781,636
Altice Luxembourg SA 10.50%, 5/15/27 (e)		3,024	3,502,881
CCO Holdings LLC/CCO Holdings Capital Corp. 5.75%, 2/15/26 (e)		75	78,768
		Principal Amount (000)	U.S. $ Value

Clear Channel Communications, Inc. Zero Coupon, 12/15/19 (i) (j) (k) (l) (m)	U.S.$	1,347	$0
Clear Channel Worldwide Holdings, Inc. 5.125%, 8/15/27 (e)		1,977	2,036,013
CSC Holdings LLC
6.50%, 2/01/29(e)		692	770,839
7.50%, 4/01/28(e)		1,631	1,853,778
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.375%, 8/15/26(e)		668	665,896
6.625%, 8/15/27(e) (o)		667	624,399
iHeartCommunications, Inc.
5.25%, 8/15/27(e)		1,439	1,504,892
6.375%, 5/01/26		81	88,082
8.375%, 5/01/27		147	160,453
LCPR Senior Secured Financing DAC 6.75%, 10/15/27 (e)		3,152	3,336,707
Meredith Corp. 6.875%, 2/01/26		2,853	2,940,131
National CineMedia LLC 5.875%, 4/15/28 (e)		2,267	2,375,431
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.625%, 3/15/30 (e)		1,021	1,052,569
Radiate Holdco LLC/Radiate Finance, Inc. 6.875%, 2/15/23 (e)		1,031	1,057,187
Scripps Escrow, Inc. 5.875%, 7/15/27 (e)		1,008	1,058,491
Sinclair Television Group, Inc. 5.50%, 3/01/30 (e)		3,151	3,235,478
Sirius XM Radio, Inc. 5.50%, 7/01/29 (e)		75	80,884
TEGNA, Inc. 5.00%, 9/15/29 (e)		3,630	3,677,988
Univision Communications, Inc. 5.125%, 5/15/23-2/15/25(e)		1,651	1,651,561
Virgin Media Receivables Financing Notes I DAC 5.50%, 9/15/24 (e)	GBP	3,270	4,436,435
Ziggo Bond Co. BV 6.00%, 1/15/27 (e)	U.S.$	3,000	3,137,280

			42,107,779

Communications - Telecommunications – 0.3%
Altice France SA/France 7.375%, 5/01/26 (e)		1,954	2,083,980
C&W Senior Financing DAC
6.875%, 9/15/27(e)		1,247	1,340,874
7.50%, 10/15/26(e)		893	966,199
Connect Finco SARL/Connect US Finco LLC 6.75%, 10/01/26 (e)		2,301	2,423,942
		Principal Amount (000)	U.S. $ Value

DKT Finance ApS 7.00%, 6/17/23 (e)	EUR	1,424	$1,658,251
Hughes Satellite Systems Corp. 6.625%, 8/01/26	U.S.$	810	896,395
Intelsat Jackson Holdings SA
5.50%, 8/01/23		1,485	1,192,143
8.50%, 10/15/24(e)		1,000	840,770
Nexstar Broadcasting, Inc. 5.625%, 7/15/27 (e)		1,729	1,818,545
Sprint Capital Corp. 6.875%, 11/15/28		490	498,624
Sprint Corp. 7.25%, 2/01/28 (e)		1,938	1,918,620
Telecom Italia Capital SA 7.721%, 6/04/38		75	96,924

			15,735,267

Consumer Cyclical - Automotive – 0.4%
Allison Transmission, Inc. 5.875%, 6/01/29 (e)		1,101	1,202,732
BCD Acquisition, Inc. 9.625%, 9/15/23 (e)		1,714	1,778,584
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/01/28 (e)		1,621	1,639,787
Exide International Holdings LP (Superpriority Lien) 10.75%, 10/31/21 (f) (l) (m) (p)		3,025	2,976,915
Exide Technologies
(Exchange Priority)
11.00% (3.00% Cash and 8.00% PIK), 10/31/24(f) (l) (m) (n)		2,770	2,407,219
(First Lien)
11.00% (3.00% Cash and 8.00% PIK), 10/31/24(f) (l) (m) (n)		933	729,493
IHO Verwaltungs GmbH
3.625% (3.625% Cash or 4.375% PIK), 5/15/25(e) (n)	EUR	560	636,511
3.875% (3.875% Cash or 4.625% PIK), 5/15/27(e) (n)		623	714,520
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.
4.375%, 5/15/26(e)		360	411,236
6.25%, 5/15/26(e)	U.S.$	226	242,516
8.50%, 5/15/27(e)		1,298	1,395,376
Tenneco, Inc. 5.00%, 7/15/26 (o)		2,680	2,472,166
Titan International, Inc. 6.50%, 11/30/23		873	773,321
Truck Hero, Inc. 8.50%, 4/21/24 (e)		933	969,676

			18,350,052

		Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Entertainment – 0.1%
Cedar Fair LP 5.25%, 7/15/29 (e)	U.S.$	996	$1,052,254
Mattel, Inc. 5.875%, 12/15/27 (e)		3,546	3,730,960
VOC Escrow Ltd. 5.00%, 2/15/28 (e)		75	77,882

			4,861,096

Consumer Cyclical - Other – 0.7%
Adams Homes, Inc. 7.50%, 2/15/25 (e)		1,366	1,407,485
Beazer Homes USA, Inc. 5.875%, 10/15/27		663	687,471
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 6.25%, 9/15/27 (e)		3,475	3,725,026
Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/25 (e)		212	218,983
Forestar Group, Inc. 8.00%, 4/15/24 (e)		1,470	1,602,241
Hilton Domestic Operating Co., Inc. 4.875%, 1/15/30		75	79,433
Installed Building Products, Inc. 5.75%, 2/01/28 (e)		846	904,171
International Game Technology PLC 6.25%, 1/15/27 (e)		735	830,947
K. Hovnanian Enterprises, Inc. 10.00%, 7/15/22 (e)		3,302	3,020,009
Marriott Ownership Resorts, Inc./ILG LLC Series WI 6.50%, 9/15/26		2,111	2,292,208
Mattamy Group Corp. 5.25%, 12/15/27 (e)		2,454	2,570,025
MGM Resorts International 5.50%, 4/15/27		1,301	1,432,011
Shea Homes LP/Shea Homes Funding Corp. 6.125%, 4/01/25 (e)		1,901	1,963,030
Stars Group Holdings BV/Stars Group US Co-Borrower LLC 7.00%, 7/15/26 (e)		2,138	2,326,165
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875%, 5/15/25 (e)		688	688,943
Taylor Morrison Communities, Inc. 5.875%, 6/15/27 (e)		2,845	3,173,398
Twin River Worldwide Holdings, Inc. 6.75%, 6/01/27 (e)		1,720	1,818,281
Wyndham Hotels & Resorts, Inc. 5.375%, 4/15/26 (e)		1,410	1,478,300
		Principal Amount (000)	U.S. $ Value

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.50%, 3/01/25 (e)	U.S.$	75	$78,548
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.125%, 10/01/29 (e)		1,583	1,638,817

			31,935,492

Consumer Cyclical - Restaurants – 0.1%
1011778 BC ULC/New Red Finance, Inc. 3.875%, 1/15/28 (e)		2,014	2,025,661
IRB Holding Corp. 6.75%, 2/15/26 (e)		1,031	1,074,879

			3,100,540

Consumer Cyclical - Retailers – 0.4%
FirstCash, Inc. 5.375%, 6/01/24 (e)		271	279,827
L Brands, Inc. 6.875%, 11/01/35		2,663	2,669,844
PetSmart, Inc. 7.125%, 3/15/23 (e)		3,621	3,606,552
Rite Aid Corp. 7.50%, 7/01/25 (e)		4,296	4,371,180
Staples, Inc.
7.50%, 4/15/26(e)		2,598	2,663,028
10.75%, 4/15/27(e)		1,286	1,307,785
TPro Acquisition Corp. 11.00%, 10/15/24 (e)		2,382	2,480,972
William Carter Co. (The) 5.625%, 3/15/27 (e)		75	80,054

			17,459,242

Consumer Non-Cyclical – 0.8%
Air Medical Group Holdings, Inc. 6.375%, 5/15/23 (e)		887	833,168
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.625%, 1/15/27(e)		2,299	2,328,818
4.875%, 2/15/30(e)		1,582	1,623,480
Bausch Health Americas, Inc. 8.50%, 1/31/27 (e)		223	252,079
Bausch Health Cos., Inc.
4.50%, 5/15/23(e)	EUR	1,800	2,010,024
5.50%, 11/01/25(e)	U.S.$	75	77,872
6.125%, 4/15/25(e)		446	459,741
7.25%, 5/30/29(e)		223	250,634
CHS/Community Health Systems, Inc.
6.25%, 3/31/23		1,444	1,472,923
6.625%, 2/15/25(e)		1,620	1,635,665
8.125%, 6/30/24(e)		162	145,802
		Principal Amount (000)	U.S. $ Value

Envision Healthcare Corp. 8.75%, 10/15/26 (e)	U.S.$	3,093	$1,866,131
Grifols SA 3.20%, 5/01/25 (e)	EUR	5,083	5,743,956
Hadrian Merger Sub, Inc. 8.50%, 5/01/26 (e)	U.S.$	1,159	1,198,684
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25(e)		548	202,678
5.625%, 10/15/23(e)		107	41,850
MEDNAX, Inc. 6.25%, 1/15/27 (e)		75	76,435
Post Holdings, Inc. 5.50%, 12/15/29 (e)		1,008	1,069,478
Radiology Partners, Inc. 9.25%, 2/01/28 (e)		2,939	3,059,264
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/01/26 (e)		4,840	5,395,438
Spectrum Brands, Inc. 5.75%, 7/15/25		1,334	1,388,307
Sunshine Mid BV 6.50%, 5/15/26 (e)	EUR	2,077	2,414,064
Tenet Healthcare Corp. 8.125%, 4/01/22	U.S.$	1,359	1,487,752
Vizient, Inc. 6.25%, 5/15/27 (e)		561	606,071

			35,640,314

Energy – 1.0%
Antero Resources Corp. 5.125%, 12/01/22		1,908	1,645,917
California Resources Corp. 8.00%, 12/15/22 (e)		649	220,102
Carrizo Oil & Gas, Inc. 6.25%, 4/15/23		1,252	1,250,435
Cheniere Energy Partners LP 4.50%, 10/01/29 (e)		1,778	1,807,355
Denbury Resources, Inc. 9.25%, 3/31/22 (e)		871	765,234
Diamond Offshore Drilling, Inc. 7.875%, 8/15/25		2,642	2,153,177
EP Energy LLC/Everest Acquisition Finance, Inc.
7.75%, 9/01/22(i) (k) (q)		492	1,018
9.388%, 5/01/24(e) (i) (q)		1,384	35,486
Genesis Energy LP/Genesis Energy Finance Corp.
6.25%, 5/15/26		1,149	1,096,617
6.50%, 10/01/25		179	174,228
7.75%, 2/01/28		4,346	4,381,072
Gran Tierra Energy, Inc. 7.75%, 5/23/27 (e)		1,998	1,945,233
Gulfport Energy Corp.
6.00%, 10/15/24		280	156,862
		Principal Amount (000)	U.S. $ Value

6.375%, 5/15/25-1/15/26	U.S.$	2,469	$1,222,059
Hess Midstream Operations LP 5.625%, 2/15/26 (e)		2,739	2,870,499
HighPoint Operating Corp. 7.00%, 10/15/22		343	325,281
Indigo Natural Resources LLC 6.875%, 2/15/26 (e)		2,570	2,348,929
Nabors Industries Ltd.
7.25%, 1/15/26(e)		926	925,018
7.50%, 1/15/28(e)		1,372	1,358,568
NGL Energy Partners LP/NGL Energy Finance Corp. 7.50%, 11/01/23		596	596,650
Nine Energy Service, Inc. 8.75%, 11/01/23 (e)		1,313	1,107,870
Noble Holding International Ltd. 7.75%, 1/15/24		279	145,002
Parkland Fuel Corp. 6.00%, 4/01/26 (e)		2,841	2,999,045
PDC Energy, Inc. 5.75%, 5/15/26		1,075	1,037,504
QEP Resources, Inc.
5.25%, 5/01/23		581	557,772
5.625%, 3/01/26		1,571	1,405,888
Range Resources Corp. 5.00%, 8/15/22-3/15/23		1,977	1,714,837
Rowan Cos., Inc. 5.85%, 1/15/44		436	213,849
SandRidge Energy, Inc. 7.50%, 2/15/23 (i) (k) (l) (m)		1,259	0
SM Energy Co. 5.625%, 6/01/25		685	616,308
SRC Energy, Inc. 6.25%, 12/01/25		703	709,207
Sunoco LP/Sunoco Finance Corp.
5.50%, 2/15/26		992	1,019,935
5.875%, 3/15/28		1,164	1,237,367
6.00%, 4/15/27		87	91,785
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.50%, 7/15/27		775	846,687
Transocean Phoenix 2 Ltd. 7.75%, 10/15/24 (e)		560	592,413
Transocean, Inc.
7.50%, 1/15/26(e)		1,061	988,810
8.00%, 2/01/27(e)		2,513	2,336,336
9.00%, 7/15/23(e)		1,262	1,354,467
Vantage Drilling International 7.125%, 4/01/23 (i) (k) (l) (m)		3,068	0
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp. 8.75%, 4/15/23 (e)		3,507	1,847,242
Whiting Petroleum Corp.
5.75%, 3/15/21		316	295,605
6.25%, 4/01/23		732	513,169
		Principal Amount (000)	U.S. $ Value

6.625%, 1/15/26	U.S.$	87	$48,999

			46,959,837

Other Industrial – 0.1%
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/28 (e)		1,133	1,141,271
IAA, Inc. 5.50%, 6/15/27 (e)		869	924,173
KAR Auction Services, Inc. 5.125%, 6/01/25 (e)		75	77,026
Laureate Education, Inc. 8.25%, 5/01/25 (e)		992	1,066,410
Performance Food Group, Inc. 5.50%, 10/15/27 (e)		909	959,949

			4,168,829

Services – 0.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.625%, 7/15/26(e)		2,167	2,302,459
9.75%, 7/15/27(e)		1,513	1,619,984
APX Group, Inc. 7.875%, 12/01/22		922	939,638
Arena Luxembourg Finance SARL 2.875%, 11/01/24(e)	EUR	3,743	4,287,787
eDreams ODIGEO SA 5.50%, 9/01/23 (e)		1,327	1,526,530
GW B-CR Security Corp. 9.50%, 11/01/27 (e)	U.S.$	1,358	1,449,325
Harsco Corp. 5.75%, 7/31/27 (e)		3,030	3,108,144
Monitronics International, Inc. Zero Coupon, 4/01/20 (i) (k) (l) (m)		1,835	0
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.25%, 4/15/24(e)		75	78,508
6.25%, 1/15/28(e)		3,102	3,061,550
Refinitiv US Holdings, Inc. 8.25%, 11/15/26 (e)		348	388,685
Team Health Holdings, Inc. 6.375%, 2/01/25 (e)		641	377,325
Verscend Escrow Corp. 9.75%, 8/15/26 (e)		1,143	1,241,927

			20,381,862

Technology – 0.2%
Banff Merger Sub, Inc. 9.75%, 9/01/26 (e)		2,954	3,036,417
CommScope, Inc.
5.50%, 3/01/24(e)		499	511,969
6.00%, 3/01/26(e)		589	618,102
		Principal Amount (000)	U.S. $ Value

8.25%, 3/01/27(e)	U.S.$	1,105	$1,134,979
IQVIA, Inc. 3.25%, 3/15/25 (e)	EUR	1,060	1,193,226
NCR Corp.
5.75%, 9/01/27(e)	U.S.$	473	504,251
6.125%, 9/01/29(e)		366	399,394
Presidio Holdings, Inc.
4.875%, 2/01/27(e)		165	164,951
8.25%, 2/01/28(e)		1,836	1,885,976
Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 2/01/23 (e)		1,257	1,247,019
Xerox Corp. 4.125%, 3/15/23		27	27,946

			10,724,230

Transportation - Services – 0.4%
Algeco Global Finance PLC 8.00%, 2/15/23 (e)		2,258	2,251,542
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.25%, 3/15/25(e)		955	984,041
5.75%, 7/15/27(e)		787	822,596
Europcar Mobility Group 4.125%, 11/15/24 (e)	EUR	1,936	2,027,268
Heathrow Finance PLC 3.875%, 3/01/27 (e)	GBP	3,945	5,326,583
Herc Holdings, Inc. 5.50%, 7/15/27 (e)	U.S.$	1,193	1,245,898
Hertz Corp. (The) 5.50%, 10/15/24 (e)		1,478	1,501,456
XPO Logistics, Inc. 6.75%, 8/15/24 (e)		1,670	1,804,084

			15,963,468

			346,293,709

Financial Institutions – 2.3%
Banking – 1.6%
Alliance Data Systems Corp. 4.75%, 12/15/24 (e)		2,901	2,891,688
Banco Bilbao Vizcaya Argentaria SA
5.875%, 5/24/22-9/24/23(e) (r)	EUR	6,400	7,692,926
Series 9
6.50%, 3/05/25(r)	U.S.$	1,800	1,929,906
Banco Santander SA 6.75%, 4/25/22 (e) (r)	EUR	3,700	4,554,866
Barclays PLC
7.125%, 6/15/25(r)	GBP	333	504,586
7.25%, 3/15/23(e) (r)		1,350	1,967,627
8.00%, 12/15/20(r)	EUR	614	723,516
Citigroup, Inc.
5.95%, 1/30/23(r)	U.S.$	2,055	2,191,411
		Principal Amount (000)	U.S. $ Value

Series O
5.875%, 3/27/20(r)	U.S.$	524	$525,918
Series Q
5.95%, 8/15/20(r)		927	942,815
Series T
6.25%, 8/15/26(r)		1,388	1,582,667
Series U
5.00%, 9/12/24(r)		2,540	2,654,910
Series V
4.70%, 1/30/25(r)		3,590	3,653,435
Citizens Financial Group, Inc. Series A 5.50%, 4/06/20 (r)		222	223,110
Credit Suisse Group AG
6.25%, 12/18/24(e) (r)		640	706,214
6.375%, 8/21/26(e) (r)		3,961	4,391,323
7.50%, 7/17/23-12/11/23(e) (r)		7,239	8,062,142
Danske Bank A/S 5.875%, 4/06/22 (e) (r)	EUR	3,302	3,968,708
Goldman Sachs Group, Inc. (The)
Series L
5.785% (LIBOR 1 Month + 3.88%), 2/24/20(d) (r)	U.S.$	20	20,023
Series O
5.30%, 11/10/26(r)		760	826,530
HSBC Finance Corp. 6.676%, 1/15/21		2,765	2,875,821
Morgan Stanley Series J 5.55%, 7/15/20 (r)		847	858,562
Royal Bank of Scotland Group PLC 8.625%, 8/15/21 (r)		3,800	4,105,444
Societe Generale SA 8.00%, 9/29/25(e) (r)		2,015	2,404,218
Standard Chartered PLC
3.28% (LIBOR 3 Month + 1.51%), 1/30/27(d) (e) (r)		7,800	7,107,906
7.50%, 4/02/22(e) (r)		1,278	1,367,409
7.75%, 4/02/23(e) (r)		265	293,008
UniCredit SpA 9.25%, 6/03/22 (e) (r)	EUR	2,700	3,507,171

			72,533,860

Brokerage – 0.1%
LPL Holdings, Inc. 5.75%, 9/15/25 (e)	U.S.$	1,169	1,219,594
NFP Corp. 6.875%, 7/15/25 (e)		1,660	1,692,918

			2,912,512

		Principal Amount (000)	U.S. $ Value

Finance – 0.1%
Compass Group Diversified Holdings LLC 8.00%, 5/01/26 (e)	U.S.$	2,095	$2,279,360
Enova International, Inc. 8.50%, 9/01/24 (e)		1,418	1,403,366
goeasy Ltd. 5.375%, 12/01/24 (e)		2,145	2,209,843
Jefferies Finance LLC/JFIN Co-Issuer Corp. 6.25%, 6/03/26 (e)		823	865,994
Lincoln Financing SARL 3.625%, 4/01/24 (e)	EUR	759	859,749

			7,618,312

Insurance – 0.2%
Acrisure LLC/Acrisure Finance, Inc.
7.00%, 11/15/25(e)	U.S.$	2,442	2,398,117
10.125%, 8/01/26(e)		831	911,275
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 10/15/27 (e)		1,620	1,709,278
ASR Nederland NV 4.625%, 10/19/27 (e) (r)	EUR	1,040	1,246,619
Polaris Intermediate Corp. 8.50% (8.50% Cash or 9.25% PIK), 12/01/22 (e) (n)	U.S.$	2,692	2,507,558

			8,772,847

Other Finance – 0.1%
Intrum AB
2.75%, 7/15/22(e)	EUR	633	710,804
3.00%, 9/15/27(e)		1,490	1,626,408
3.50%, 7/15/26(e)		543	614,258

			2,951,470

REITS – 0.2%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 5.75%, 5/15/26 (e)	U.S.$	2,479	2,587,977
Iron Mountain, Inc. 4.875%, 9/15/27-9/15/29(e)		1,110	1,132,230
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 5.75%, 2/01/27		1,187	1,320,015
Realogy Group LLC/Realogy Co-Issuer Corp. 9.375%, 4/01/27 (e)		2,479	2,577,962
		Principal Amount (000)	U.S. $ Value

SBA Communications Corp. 3.875%, 2/15/27 (e)	U.S.$	2,817	$2,857,649

			10,475,833

			105,264,834

Utility – 0.1%
Electric – 0.1%
Calpine Corp.
5.125%, 3/15/28(e)		2,694	2,681,123
5.50%, 2/01/24		576	584,300
5.75%, 1/15/25		520	534,316
NRG Energy, Inc. 6.625%, 1/15/27		75	80,606
Talen Energy Supply LLC
6.50%, 6/01/25		394	306,296
7.25%, 5/15/27(e)		929	952,875
10.50%, 1/15/26(e)		1,681	1,493,367
Vistra Operations Co. LLC 5.625%, 2/15/27 (e)		75	77,818

			6,710,701

Total Corporates - Non-Investment Grade (cost $458,280,006)			458,269,244

CORPORATES - INVESTMENT GRADE – 9.7%
Financial Institutions – 5.1%
Banking – 2.7%
AIB Group PLC
4.263%, 4/10/25(e)		7,005	7,462,987
4.75%, 10/12/23(e)		1,734	1,880,245
Ally Financial, Inc. 8.00%, 11/01/31		75	105,342
American Express Co. Series C 4.90%, 3/15/20 (r)		711	712,408
Australia & New Zealand Banking Group Ltd.
4.40%, 5/19/26(e)		200	220,326
4.50%, 3/19/24(e)		2,577	2,798,622
Banco Santander SA 5.179%, 11/19/25		1,000	1,136,620
Bank of America Corp.
Series DD
6.30%, 3/10/26(r)		2,526	2,932,256
Series X
6.25%, 9/05/24(r)		6,520	7,244,894
Series Z
6.50%, 10/23/24(r)		2,072	2,356,755
Bank of New York Mellon Corp. (The) Series E 4.95%, 6/20/20 (r)		844	852,575
Barclays Bank PLC 6.86%, 6/15/32 (e) (r)		656	809,694
BNP Paribas SA
		Principal Amount (000)	U.S. $ Value

6.75%, 3/14/22(e) (r)	U.S.$	1,296	$1,383,856
7.625%, 3/30/21(e) (r)		4,218	4,437,589
Commonwealth Bank of Australia 4.50%, 12/09/25 (e)		6,462	7,145,033
Cooperatieve Rabobank UA 4.625%, 12/01/23		2,250	2,451,510
Credit Agricole SA
6.50%, 6/23/21(e) (r)	EUR	3,780	4,506,623
8.125%, 12/23/25(e) (r)	U.S.$	2,233	2,712,537
Danske Bank A/S
5.00%, 1/12/22(e)		478	502,856
5.375%, 1/12/24(e)		972	1,081,885
Discover Bank 3.45%, 7/27/26		500	530,145
HSBC Holdings PLC 4.75%, 7/04/29 (e) (r)	EUR	6,930	8,727,665
ING Bank NV 5.80%, 9/25/23 (e)	U.S.$	800	897,072
ING Groep NV
6.50%, 4/16/25(r)		6,341	6,971,993
6.875%, 4/16/22(e) (r)		515	551,539
Intesa Sanpaolo SpA
5.017%, 6/26/24(e)		999	1,060,079
6.50%, 2/24/21(e)		3,000	3,139,530
JPMorgan Chase & Co.
Series FF
5.00%, 8/01/24(r)		2,837	2,967,786
Series HH
4.60%, 2/01/25(r)		4,110	4,191,419
Series S
6.75%, 2/01/24(r)		2,998	3,378,986
Series V
5.229% (LIBOR 3 Month + 3.32%), 4/01/20(d) (r)		37	37,268
Series Z
5.30%, 5/01/20(r)		119	119,714
Lloyds Banking Group PLC 4.50%, 11/04/24		4,360	4,736,704
Morgan Stanley Series G 4.35%, 9/08/26		3,000	3,345,330
Nationwide Building Society 4.363%, 8/01/24 (e)		1,505	1,612,096
Nordea Bank Abp 6.625%, 3/26/26 (e) (r)		8,725	9,860,297
Santander Holdings USA, Inc.
3.244%, 10/05/26(e)		341	349,747
4.40%, 7/13/27		463	507,240
Santander UK PLC 5.00%, 11/07/23 (e)		1,428	1,557,234
Societe Generale SA 4.75%, 11/24/25 (e)		8,825	9,738,299
Swedbank AB
		Principal Amount (000)	U.S. $ Value

6.00%, 3/17/22(e) (r)	U.S.$	200	$209,300
Series NC5
5.625%, 9/17/24(e) (r)		2,000	2,105,280
UBS Group AG 7.00%, 1/31/24 (e) (r)		3,579	3,932,641
UniCredit SpA 4.875%, 2/20/29 (e)	EUR	2,970	3,694,017

			126,955,994

Finance – 0.6%
Air Lease Corp. 4.25%, 2/01/24	U.S.$	3,166	3,414,088
GE Capital International Funding Co. Unlimited Co. 3.373%, 11/15/25		7,000	7,427,770
Huarong Finance II Co., Ltd.
5.00%, 11/19/25(e)		2,067	2,282,743
5.50%, 1/16/25(e)		4,215	4,701,742
Synchrony Financial
3.95%, 12/01/27		6,904	7,353,174
4.25%, 8/15/24		4,371	4,687,941

			29,867,458

Insurance – 1.1%
ACE Capital Trust II 9.70%, 4/01/30		750	1,132,553
Aegon NV 5.50%, 4/11/48		1,870	2,064,891
AIG Life Holdings, Inc. 8.125%, 3/15/46 (e)		509	718,270
Assicurazioni Generali SpA 5.50%, 10/27/47 (e)	EUR	6,630	9,074,335
Caisse Nationale de Reassurance Mutuelle Agricole Groupama 6.00%, 1/23/27		3,100	4,369,869
Centene Corp.
4.625%, 12/15/29(e)	U.S.$	1,069	1,151,548
5.375%, 8/15/26(e)		75	79,655
CNP Assurances Series . 4.75%, 6/27/28 (e) (r)	EUR	7,200	9,112,261
Fairfax Financial Holdings Ltd. 8.30%, 4/15/26	U.S.$	5,000	6,393,550
Hartford Financial Services Group, Inc. (The) Series ICON 4.035% (LIBOR 3 Month + 2.13%), 2/12/47 (d) (e)		3,275	3,152,253
MetLife Capital Trust IV 7.875%, 12/15/37 (e)		4,117	5,596,938
Prudential Financial, Inc.
5.20%, 3/15/44		4,029	4,299,789
5.625%, 6/15/43		2,868	3,100,652

			50,246,564
		Principal Amount (000)	U.S. $ Value

REITS – 0.7%
Diversified Healthcare Trust 6.75%, 4/15/20-12/15/21	U.S.$	4,823	$4,973,643
GLP Capital LP/GLP Financing II, Inc.
4.00%, 1/15/30		1,290	1,362,085
5.25%, 6/01/25		886	992,081
5.375%, 4/15/26		283	320,568
5.75%, 6/01/28		1,134	1,325,941
Kite Realty Group LP 4.00%, 10/01/26		515	526,165
MPT Operating Partnership LP/MPT Finance Corp.
4.625%, 8/01/29		1,047	1,094,879
5.00%, 10/15/27		75	79,013
Omega Healthcare Investors, Inc. 4.50%, 1/15/25		336	364,426
Regency Centers LP 3.60%, 2/01/27		1,700	1,822,553
Sabra Health Care LP 4.80%, 6/01/24		1,946	2,093,098
Service Properties Trust
4.35%, 10/01/24		2,425	2,552,919
4.50%, 3/15/25		1,695	1,785,767
4.75%, 10/01/26		4,718	4,999,240
Spirit Realty LP
3.20%, 1/15/27		2,453	2,515,355
3.40%, 1/15/30		1,800	1,877,418
4.45%, 9/15/26		1,010	1,117,313
STORE Capital Corp. 4.625%, 3/15/29		1,143	1,303,191

			31,105,655

			238,175,671

Industrial – 4.2%
Basic – 0.7%
Alpek SAB de CV 4.25%, 9/18/29 (e)		407	422,517
Anglo American Capital PLC 4.875%, 5/14/25 (e)		2,450	2,735,621
ArcelorMittal SA
4.55%, 3/11/26		2,450	2,640,806
7.00%, 10/15/39		1,180	1,491,744
Braskem Netherlands Finance BV 4.50%, 1/31/30 (e)		4,659	4,680,897
Glencore Funding LLC 4.125%, 3/12/24 (e)		7,218	7,660,391
Gold Fields Orogen Holdings BVI Ltd.
4.875%, 10/07/20(e)		2,230	2,260,662
5.125%, 5/15/24(e)		1,445	1,553,375
GTL Trade Finance, Inc. 7.25%, 4/16/44 (e)		274	357,827
GTL Trade Finance, Inc./Gerdau Holdings, Inc. 5.893%, 4/29/24 (e)		1,243	1,383,498
		Principal Amount (000)	U.S. $ Value

Minsur SA 6.25%, 2/07/24 (e)	U.S.$	285	$312,788
Nexa Resources SA 5.375%, 5/04/27 (e)		1,300	1,399,125
Rohm & Haas Co. 7.85%, 7/15/29		3,000	4,084,710
Sasol Financing USA LLC 5.875%, 3/27/24		1,467	1,570,424

			32,554,385

Capital Goods – 0.1%
General Electric Co. Series D 5.00%, 1/21/21 (r)		1,203	1,195,373
Westinghouse Air Brake Technologies Corp. 4.40%, 3/15/24		1,451	1,570,809

			2,766,182

Communications - Media – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.20%, 3/15/28		454	489,989
4.908%, 7/23/25		3,211	3,594,522
Prosus NV
3.68%, 1/21/30(e)		5,022	5,147,549
5.50%, 7/21/25(e)		683	761,545
ViacomCBS, Inc. 4.00%, 1/15/26		3,500	3,823,610
Weibo Corp. 3.50%, 7/05/24		4,574	4,735,519

			18,552,734

Communications - Telecommunications – 0.2%
British Telecommunications PLC 9.625%, 12/15/30		3,600	5,644,296
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738%, 3/20/25(e)		1,990	2,108,743
5.152%, 3/20/28(e)		1,990	2,167,130
Vodafone Group PLC 3.75%, 1/16/24		1,100	1,173,491

			11,093,660

Consumer Cyclical - Automotive – 0.4%
Ford Motor Credit Co. LLC 4.063%, 11/01/24		5,895	6,081,989
General Motors Financial Co., Inc.
2.20%, 4/01/24(e)	EUR	1,571	1,858,163
5.10%, 1/17/24	U.S.$	5,068	5,557,062
Harley-Davidson Financial Services, Inc. 2.55%, 6/09/22 (e)		130	131,151
		Principal Amount (000)	U.S. $ Value

ZF North America Capital, Inc. 4.75%, 4/29/25 (e)	U.S.$	2,660	$2,841,678

			16,470,043

Consumer Cyclical - Other – 0.0%
Lennar Corp. 4.75%, 11/29/27		75	82,940

Consumer Non-Cyclical – 0.5%
AbbVie, Inc. 3.20%, 5/14/26		4,000	4,199,080
Altria Group, Inc. 4.80%, 2/14/29		1,145	1,297,273
BAT Capital Corp. 3.215%, 9/06/26		5,837	6,026,119
HCA, Inc. 5.25%, 6/15/26		548	624,835
Kraft Heinz Foods Co.
3.75%, 4/01/30(e)		4,422	4,675,381
3.95%, 7/15/25		4,520	4,842,412

			21,665,100

Energy – 1.3%
Boardwalk Pipelines LP 5.95%, 6/01/26		1,798	2,061,011
Cenovus Energy, Inc. 3.80%, 9/15/23		2,500	2,617,250
Ecopetrol SA 5.875%, 9/18/23		281	313,933
Empresa Electrica Cochrane SpA 5.50%, 5/14/27 (e)		1,038	1,079,987
Enable Midstream Partners LP 4.40%, 3/15/27		5,350	5,396,064
Energy Transfer Operating LP
4.75%, 1/15/26		2,295	2,513,943
5.50%, 6/01/27		7,425	8,492,789
Eni SpA 4.25%, 5/09/29 (e)		1,969	2,220,087
EQT Corp.
3.90%, 10/01/27		5,272	4,178,587
7.00%, 2/01/30		6,152	5,414,191
Hess Corp. 7.30%, 8/15/31		8,898	11,569,625
MPLX LP 6.25%, 10/15/22 (e)		591	600,686
Occidental Petroleum Corp.
2.90%, 8/15/24		4,990	5,096,686
3.20%, 8/15/26		771	795,048
ONEOK, Inc. 4.35%, 3/15/29		3,952	4,325,029
Western Midstream Operating LP 4.65%, 7/01/26		3,058	3,197,812

			59,872,728

		Principal Amount (000)	U.S. $ Value

Technology – 0.6%
Autodesk, Inc. 3.50%, 6/15/27	U.S.$	1,517	$1,623,615
Broadcom, Inc.
3.625%, 10/15/24(e)		2,560	2,695,424
4.25%, 4/15/26(e)		6,425	6,942,855
Dell International LLC/EMC Corp. 4.90%, 10/01/26 (e)		4,940	5,502,123
Micron Technology, Inc.
4.185%, 2/15/27		3,537	3,860,317
4.975%, 2/06/26		1,185	1,336,396
NXP BV/NXP Funding LLC
4.875%, 3/01/24 (e)		2,937	3,232,726
5.35%, 3/01/26 (e)		823	949,948
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.875%, 6/18/26 (e)		1,227	1,322,129

			27,465,533

Transportation - Railroads – 0.0%
Lima Metro Line 2 Finance Ltd.
4.35%, 4/05/36(e)		387	416,509
5.875%, 7/05/34(e)		625	741,272

			1,157,781

Transportation - Services – 0.0%
Aviation Capital Group LLC 4.125%, 8/01/25 (e)		1,560	1,665,893

			193,346,979

Utility – 0.4%
Electric – 0.4%
ComEd Financing III 6.35%, 3/15/33		3,462	3,745,296
Duke Energy Corp. 4.875%, 9/16/24 (r)		3,057	3,234,581
Empresas Publicas de Medellin ESP 4.25%, 7/18/29 (e)		3,775	3,929,162
Enel Finance International NV 4.625%, 9/14/25 (e)		5,060	5,619,130
LLPL Capital Pte Ltd. 6.875%, 2/04/39 (e)		1,215	1,422,385

			17,950,554

Total Corporates - Investment Grade (cost $425,085,589)			449,473,204

EMERGING MARKETS - SOVEREIGNS – 3.1%
Angola – 0.2%
Angolan Government International Bond
8.00%, 11/26/29(e)		4,165	4,394,075
8.25%, 5/09/28(e)		460	495,794
		Principal Amount (000)	U.S. $ Value

9.50%, 11/12/25(e)	U.S.$	4,256	$4,951,590

			9,841,459

Bahamas – 0.1%
Bahamas Government International Bond 6.00%, 11/21/28 (e)		2,300	2,599,719

Bahrain – 0.1%
Bahrain Government International Bond
6.75%, 9/20/29(e)		1,709	1,984,576
7.00%, 10/12/28(e)		2,107	2,485,602
CBB International Sukuk Programme Co. SPC 4.50%, 3/30/27 (e)		1,087	1,123,686

			5,593,864

Costa Rica – 0.2%
Costa Rica Government International Bond
6.125%, 2/19/31(e)		5,214	5,538,245
7.158%, 3/12/45(e)		4,004	4,298,044

			9,836,289

Dominican Republic – 0.4%
Dominican Republic International Bond
4.50%, 1/30/30(e)		7,233	7,216,726
6.875%, 1/29/26(e)		6,782	7,735,719
7.50%, 5/06/21(e)		3,333	3,448,333

			18,400,778

Ecuador – 0.2%
Ecuador Government International Bond
8.875%, 10/23/27(e)		1,350	1,145,391
9.65%, 12/13/26(e)		499	440,212
10.50%, 3/24/20(e)		262	263,064
10.75%, 3/28/22(e)		5,983	5,904,473

			7,753,140

Egypt – 0.5%
Egypt Government International Bond
6.125%, 1/31/22(e)		5,970	6,257,306
6.20%, 3/01/24(e)		4,724	5,137,350
6.588%, 2/21/28(e)		1,000	1,066,250
7.053%, 1/15/32(e)		2,597	2,766,616
7.50%, 1/31/27(e)		6,064	6,937,595
7.60%, 3/01/29(e)		217	242,837

			22,407,954

		Principal Amount (000)	U.S. $ Value

El Salvador – 0.0%
El Salvador Government International Bond 7.125%, 1/20/50 (e)	U.S.$	628	$688,445

Ghana – 0.0%
Ghana Government International Bond 10.75%, 10/14/30 (e)		693	885,305

Honduras – 0.2%
Honduras Government International Bond
6.25%, 1/19/27(e)		1,555	1,724,592
7.50%, 3/15/24(e)		3,298	3,689,637
8.75%, 12/16/20(e)		3,400	3,564,688

			8,978,917

Ivory Coast – 0.1%
Ivory Coast Government International Bond 6.375%, 3/03/28 (e)		2,440	2,632,150

Kenya – 0.2%
Kenya Government International Bond
6.875%, 6/24/24(e)		620	671,344
7.00%, 5/22/27(e)		1,680	1,782,900
7.25%, 2/28/28(e)		1,639	1,768,071
8.00%, 5/22/32(e)		3,420	3,714,975

			7,937,290

Lebanon – 0.0%
Lebanon Government International Bond
6.65%, 4/22/24(e)		507	189,491
6.85%, 3/23/27(e)		1,053	386,978
Series G
6.60%, 11/27/26(e)		1,284	471,870

			1,048,339

Nigeria – 0.3%
Nigeria Government International Bond
5.625%, 6/27/22		248	259,548
6.75%, 1/28/21(e)		2,136	2,215,432
7.625%, 11/21/25(e)		8,728	9,862,640
7.875%, 2/16/32(e)		426	446,634

			12,784,254

Oman – 0.2%
Oman Government International Bond
4.125%, 1/17/23(e)		5,200	5,308,875
4.875%, 2/01/25(e)		1,810	1,866,562
6.00%, 8/01/29(e)		4,272	4,474,920

			11,650,357

		Principal Amount (000)	U.S. $ Value

Pakistan – 0.0%
Pakistan Government International Bond 6.875%, 12/05/27 (e)	U.S.$	245	$258,169

Senegal – 0.1%
Senegal Government International Bond
6.25%, 5/23/33(e)		608	647,710
6.75%, 3/13/48(e)		3,730	3,822,084
8.75%, 5/13/21(e)		864	933,120

			5,402,914

Sri Lanka – 0.2%
Sri Lanka Government International Bond
6.125%, 6/03/25(e)		2,000	1,962,500
6.20%, 5/11/27(e)		685	651,606
6.85%, 3/14/24(e)		3,325	3,408,246
7.85%, 3/14/29(e)		2,144	2,178,840

			8,201,192

Turkey – 0.1%
Turkey Government International Bond
3.25%, 3/23/23		3,685	3,643,544
4.875%, 10/09/26		265	265,745
7.375%, 2/05/25		1,341	1,513,654

			5,422,943

Zambia – 0.0%
Zambia Government International Bond 8.50%, 4/14/24 (e)		1,217	832,504

Total Emerging Markets - Sovereigns (cost $138,607,190)			143,155,982

BANK LOANS – 2.1%
Industrial – 1.8%
Basic – 0.0%
Nouryon Finance B.V. (fka AkzoNobel) 4.949% (LIBOR 1 Month + 3.25%), 10/01/25(s)		169	169,040

Capital Goods – 0.2%
Brookfield WEC Holdings Inc. (fka Westinghouse Electric Company LLC) 4.836% (LIBOR 3 Month + 3.00%), 8/01/25(m) (s)		755	755,743
BWay Holding Company 5.084% (LIBOR 3 Month + 3.25%), 4/03/24(s)		3,392	3,363,886
Granite US Holdings Corporation 7.211% (LIBOR 3 Month + 5.25%), 9/30/26(m) (s)		3,625	3,620,384
Honeywell Technologies SARL (fka Garrett Motion Inc.) 9/27/25(t)		2,091	2,085,480
		Principal Amount (000)	U.S. $ Value

Panther BF Aggregator 2 L P 5.16% (LIBOR 1 Month + 3.50%), 4/30/26(s)	U.S.$	409	$411,326

			10,236,819

Communications - Media – 0.0%
Diamond Sports Group, LLC 4.91% (LIBOR 1 Month + 3.25%), 8/24/26(s)		360	359,114
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.) 5.78% (LIBOR 1 Month + 4.00%), 5/01/26(s)		480	480,090
Univision Communications Inc. 4.395% (LIBOR 1 Month + 2.75%), 3/15/24(s)		1,060	1,046,623

			1,885,827

Communications - Telecommunications – 0.0%
Intelsat Jackson Holdings S.A.
6.432% (LIBOR 6 Month + 4.50%), 1/02/24(s)		150	151,149
6.625%, 1/02/24(t)		252	253,459

			404,608

Consumer Cyclical - Automotive – 0.1%
Navistar, Inc. 5.17% (LIBOR 1 Month + 3.50%), 11/06/24(s)		2,718	2,720,409

Consumer Cyclical - Entertainment – 0.0%
Motion Acquisition Limited 5.151% (LIBOR 3 Month + 3.25%), 11/12/26(s)		1,577	1,590,710

Consumer Cyclical - Other – 0.2%
Playtika Holding Corp. 7.645% (LIBOR 1 Month + 6.00%), 12/10/24(s)		6,113	6,170,829
Scientific Games International, Inc. 4.395% (LIBOR 1 Month + 2.75%), 8/14/24(s)		2,590	2,581,162
Stars Group Holdings B.V. 5.445% (LIBOR 3 Month + 3.50%), 7/10/25(s)		695	698,888

			9,450,879

Consumer Cyclical - Restaurants – 0.0%
IRB Holding Corp. (fka Arby's / Buffalo Wild Wings) 4.384% (LIBOR 1 Month + 2.75%), 2/05/25(s)		565	566,276
		Principal Amount (000)	U.S. $ Value

Whatabrands LLC 4.984% (LIBOR 1 Month + 3.25%), 8/02/26(s)	U.S.$	606	$607,277

			1,173,553

Consumer Cyclical - Retailers – 0.1%
Bass Pro Group, LLC 6.645% (LIBOR 1 Month + 5.00%), 9/25/24(s)		1,223	1,217,360
PetSmart, Inc. 5.67% (LIBOR 1 Month + 4.00%), 3/11/22(s)		1,143	1,139,588
Specialty Building Products Holdings, LLC 7.395% (LIBOR 1 Month + 5.75%), 10/01/25(s)		1,013	1,013,918

			3,370,866

Consumer Non-Cyclical – 0.5%
Air Medical Group Holdings, Inc. 5.895% (LIBOR 1 Month + 4.25%), 3/14/25(s)		1,164	1,120,276
Aldevron, L.L.C. 6.195% (LIBOR 3 Month + 4.25%), 10/12/26(m) (s)		2,609	2,632,117
Alphabet Holding Company, Inc. (fka Nature's Bounty) 9.395% (LIBOR 1 Month + 7.75%), 9/26/25(s)		3,524	3,090,418
athenahealth, Inc. 6.401% (LIBOR 3 Month + 4.50%), 2/11/26(s)		5,010	5,022,921
BI-LO, LLC
9.850% (LIBOR 3 Month + 8.00%), 5/31/24(s)		1,569	1,441,091
9.892% (LIBOR 3 Month + 8.00%), 5/31/24(s)		1,542	1,416,725
9.894% (LIBOR 3 Month + 8.00%), 5/31/24(s)		1,617	1,485,183
Chobani, LLC (Chobani Idaho, LLC) 5.145% (LIBOR 1 Month + 3.50%), 10/10/23(s)		2,055	2,052,140
Froneri International PLC 1/29/28(m) (t)		322	327,033
Regionalcare Hospital Partners Holdings, Inc. 5.549% (LIBOR 1 Month + 3.75%), 11/16/25(s)		1,176	1,180,774
U.S. Renal Care, Inc. 6.645% (LIBOR 1 Month + 5.00%), 6/26/26(s)		3,837	3,800,620

			23,569,298

		Principal Amount (000)	U.S. $ Value

Energy – 0.1%
California Resources Corporation 12.025% (LIBOR 1 Month + 10.38%), 12/31/21(s)	U.S.$	295	$204,514
Chesapeake Energy Corporation 9.928% (LIBOR 3 Month + 8.00%), 6/24/24(m) (s)		4,133	4,148,499
CITGO Petroleum Corporation 6.945% (LIBOR 3 Month + 5.00%), 3/28/24(m) (s)		1,772	1,771,682

			6,124,695

Other Industrial – 0.1%
American Tire Distributors, Inc.
7.928% (LIBOR 3 Month + 6.00%), 9/01/23(k) (s)		292	286,568
9.145% (LIBOR 3 Month + 7.50%), 9/02/24(k) (s)		655	582,193
9.445% (LIBOR 3 Month + 7.50%), 9/02/24(k) (s)		84	75,124
Dealer Tire, LLC 12/12/25(m) (t)		1,330	1,333,325
KAR Auction Services, Inc. 3.938% (LIBOR 1 Month + 2.25%), 9/19/26(s)		202	203,062
Rockwood Service Corporation 12/20/26(m) (t)		183	184,915

			2,665,187

Services – 0.2%
Allied Universal Holdco LLC (fka USAGM Holdco, LLC)
5.895% (LIBOR 1 Month + 4.25%), 7/10/26(s)		414	416,444
Garda World Security Corporation 6.66% (LIBOR 3 Month + 4.75%), 10/30/26(s)		390	391,759
Maverick Purchaser SUB, LLC 1/22/27(t)		450	450,563
Parexel International Corporation 4.395% (LIBOR 1 Month + 2.75%), 9/27/24(s)		2,735	2,692,397
Team Health Holdings, Inc. 4.395% (LIBOR 1 Month + 2.75%), 2/06/24(s)		2,669	2,128,857
Verscend Holding Corp. 6.145% (LIBOR 1 Month + 4.50%), 8/27/25(s)		1,970	1,976,809

			8,056,829

		Principal Amount (000)	U.S. $ Value

Technology – 0.3%
Avaya Inc. 5.926% (LIBOR 1 Month + 4.25%), 12/15/24(s)	U.S.$	2,534	$2,477,902
Boxer Parent Company Inc. (fka BMC Software, Inc.) 5.895% (LIBOR 1 Month + 4.25%), 10/02/25(s)		3,514	3,457,830
Pitney Bowes Inc. 1/17/25(t)		2,946	2,927,588
Presidio LLC (fka Presidio, Inc.) 1/15/27(m) (t)		1,648	1,651,869
Solera, LLC (Solera Finance, Inc.) 4.395% (LIBOR 1 Month + 2.75%), 3/03/23(s)		2,071	2,071,926
Veritas US Inc.
6.145% (LIBOR 3 Month + 4.50%), 1/27/23(s)		1,159	1,102,837
6.445% (LIBOR 3 Month + 4.50%), 1/27/23(s)		223	211,863

			13,901,815

			85,320,535

Financial Institutions – 0.2%
Finance – 0.1%
Ellie Mae, Inc. 5.945% (LIBOR 3 Month + 4.00%), 4/17/26(s)		2,024	2,030,909
Jefferies Finance LLC 5.063% (LIBOR 1 Month + 3.25%), 6/03/26(s)		1,817	1,813,220

			3,844,129

Insurance – 0.1%
Hub International Limited 5.903% (LIBOR 3 Month + 4.00%), 4/25/25(s)		2,891	2,911,142
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.) 5.645% (LIBOR 1 Month + 4.00%), 9/03/26(s)		2,271	2,283,753

			5,194,895

			9,039,024

Utility – 0.1%
Electric – 0.1%
Granite Generation LLC
5.395% (LIBOR 1 Month + 3.75%), 11/09/26(s)		3,584	3,582,494
5.695% (LIBOR 3 Month + 3.75%), 11/09/26(s)		632	631,735

		Principal Amount (000)	U.S. $ Value

			$4,214,229

Total Bank Loans (cost $98,706,264)			98,573,788

ASSET-BACKED SECURITIES – 2.1%
Other ABS - Fixed Rate – 1.1%
Atlas Ltd. Series 2014-1, Class B 6.875%, 12/15/39 (k) (l) (m)	U.S.$	1,080	983,199
CLUB Credit Trust
Series 2017-P2, Class C
4.91%, 1/15/24(e)		2,191	2,224,779
Series 2018-P3, Class C
5.54%, 1/15/26(e)		2,200	2,259,137
Consumer Loan Underlying Bond Certificate Issuer Trust I
Series 2018-20, Class PT
9.145%, 11/16/43(e)		2,791	2,742,176
Series 2019-36, Class PT
13.446%, 10/17/44(e)		2,061	1,993,660
Series 2019-43, Class PT
5.682%, 11/15/44(e)		1,697	1,679,042
Consumer Loan Underlying Bond Credit Trust Series 2018-P1, Class C 5.21%, 7/15/25 (e)		4,255	4,350,509
Marlette Funding Trust
Series 2018-3A, Class C
4.63%, 9/15/28(e)		4,539	4,660,503
Series 2018-4A, Class C
4.91%, 12/15/28(e)		558	575,420
Series 2019-1A, Class C
4.42%, 4/16/29(e)		4,409	4,523,296
Series 2019-2A, Class C
4.11%, 7/16/29(e)		2,692	2,748,398
Series 2019-3A, Class C
3.79%, 9/17/29(e)		4,413	4,483,233
SoFi Consumer Loan Program LLC
Series 2016-1, Class R
Zero Coupon, 8/25/25(f) (l) (m)		3,722	859,727
Series 2016-5, Class R
Zero Coupon, 9/25/28(f) (l) (m)		24	335,454
Series 2017-5, Class R1
Zero Coupon, 9/25/26(f) (l) (m)		17	585,165
SoFi Consumer Loan Program Trust
Series 2018-1, Class R1
Zero Coupon, 2/25/27(f) (l) (m)		37	1,833,530
Series 2018-2, Class C
4.25%, 4/26/27(e)		1,400	1,435,389
Series 2018-3, Class C
4.67%, 8/25/27(e)		4,611	4,771,689
Series 2019-2, Class D
4.20%, 4/25/28(e)		1,000	1,035,762
Series 2019-3, Class D
		Principal Amount (000)	U.S. $ Value

3.89%, 5/25/28(e)	U.S.$	5,378	$5,530,338
Series 2019-4, Class D
3.48%, 8/25/28(e)		3,000	3,028,948

			52,639,354

Autos - Fixed Rate – 1.0%
Avis Budget Rental Car Funding AESOP LLC Series 2018-1A, Class C 4.73%, 9/20/24 (e)		2,372	2,533,818
CPS Auto Receivables Trust
Series 2016-C, Class E
8.39%, 9/15/23(e)		1,500	1,558,646
Series 2017-C, Class E
5.72%, 9/16/24(e)		1,400	1,448,648
Series 2018-B, Class E
5.61%, 12/16/24(e)		1,187	1,247,549
CPS Auto Trust
Series 2016-D, Class E
6.86%, 4/15/24(e)		3,000	3,126,601
Series 2017-A, Class E
7.07%, 4/15/24(e)		4,200	4,417,600
Exeter Automobile Receivables Trust
Series 2017-1A, Class D
6.20%, 11/15/23(e)		2,000	2,105,639
Series 2017-3A, Class D
5.28%, 10/15/24(e)		4,370	4,555,752
Series 2019-2A, Class E
4.68%, 5/15/26(e)		2,670	2,754,598
Series 2019-3A, Class E
4.00%, 8/17/26(e)		6,855	6,988,535
First Investors Auto Owner Trust Series 2017-1A, Class E 5.86%, 11/15/23 (e)		450	465,278
Flagship Credit Auto Trust
Series 2017-1, Class E
6.46%, 12/15/23(e)		1,000	1,051,900
Series 2018-3, Class D
4.15%, 12/16/24(e)		670	702,600
Series 2019-4, Class E
4.11%, 3/15/27(e)		2,970	3,033,719
Hertz Vehicle Financing II LP
Series 2019-1A, Class C
4.99%, 3/25/23(e)		1,984	2,079,230
Series 2019-2A, Class C
4.26%, 5/25/25(e)		4,400	4,637,716
Westlake Automobile Receivables Trust Series 2019-2A, Class E 4.02%, 4/15/25 (e)		2,551	2,594,272

			45,302,101

Total Asset-Backed Securities (cost $100,021,335)			97,941,455

		Principal Amount (000)	U.S. $ Value

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.1%
Non-Agency Fixed Rate CMBS – 1.5%
Banc of America Commercial Mortgage Trust Series 2016-UB10, Class C 5.074%, 7/15/49	U.S.$	372	$405,581
Barclays Commercial Mortgage Trust Series 2019-C3, Class XA 1.507%, 5/15/52 (h)		10,941	1,128,800
CD Mortgage Trust Series 2017-CD3, Class XA 1.174%, 2/10/50 (h)		14,893	868,936
CFCRE Commercial Mortgage Trust Series 2016-C4, Class XA 1.868%, 5/10/58 (h)		14,426	1,208,192
Citigroup Commercial Mortgage Trust Series 2016-C3, Class XA 1.304%, 11/15/49 (h)		37,976	2,095,136
Commercial Mortgage Trust
Series 2014-CR15, Class XA
1.089%, 2/10/47(h)		42,718	1,290,345
Series 2015-CR27, Class XA
1.247%, 10/10/48(h)		7,376	309,705
CSAIL Commercial Mortgage Trust Series 2015-C1, Class D 3.914%, 4/15/50 (e)		670	656,970
GS Mortgage Securities Trust
Series 2011-GC5, Class D
5.556%, 8/10/44(e)		6,264	6,256,957
Series 2014-GC22, Class D
4.847%, 6/10/47(e)		1,805	1,768,768
Series 2016-GS3, Class XA
1.374%, 10/10/49(h)		35,260	2,202,961
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-C8, Class B
3.977%, 10/15/45(e)		2,411	2,508,754
Series 2012-C8, Class E
4.804%, 10/15/45(e)		2,103	2,079,739
Series 2012-CBX, Class E
5.303%, 6/15/45(e)		1,863	1,814,949
Series 2012-LC9, Class E
4.565%, 12/15/47(e)		7,500	7,439,917
Series 2012-LC9, Class G
4.565%, 12/15/47(e)		831	712,872
Series 2016-JP2, Class XA
1.976%, 8/15/49(h)		16,738	1,613,444
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class D
4.813%, 8/15/47(e)		3,450	3,303,142
Series 2014-C24, Class C
4.558%, 11/15/47		5,869	6,130,148
		Principal Amount (000)	U.S. $ Value

LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ 5.452%, 9/15/39	U.S.$	1,108	$589,821
LCCM Series 2017-LC26, Class XA 1.665%, 7/12/50 (e) (h)		48,008	3,795,436
Madison Avenue Trust Series 2013-650M, Class E 4.169%, 10/12/32 (e)		920	926,278
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C9, Class D
4.26%, 5/15/46(e)		680	699,758
Series 2014-C18, Class C
4.672%, 10/15/47		4,408	4,686,503
Series 2015-C22, Class XA
1.215%, 4/15/48(h)		12,825	511,172
UBS Commercial Mortgage Trust
Series 2012-C1, Class D
5.756%, 5/10/45(e)		2,000	2,034,057
Series 2017-C1, Class XA
1.726%, 6/15/50(h)		9,043	788,450
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class C 4.226%, 3/10/46 (e)		277	284,191
Wells Fargo Commercial Mortgage Trust
Series 2015-LC20, Class XA
1.477%, 4/15/50(h)		8,725	399,696
Series 2016-C36, Class XA
1.45%, 11/15/59(h)		51,118	3,364,448
Series 2016-LC24, Class XA
1.821%, 10/15/49(h)		31,892	2,706,767
Series 2016-LC25, Class XA
1.137%, 12/15/59(h)		20,162	936,159
Series 2019-C52, Class XA
1.77%, 8/15/52(h)		20,112	2,403,660
WFRBS Commercial Mortgage Trust
Series 2011-C4, Class E
5.396%, 6/15/44(e)		489	489,906
Series 2014-LC14, Class C
4.344%, 3/15/47		134	139,793

			68,551,411

Non-Agency Floating Rate CMBS – 0.6%
BFLD Series 2019-DPLO, Class E 3.916% (LIBOR 1 Month + 2.24%), 10/15/34 (d) (e)		11,227	11,230,502
DBWF Mortgage Trust Series 2018-GLKS, Class E 4.676% (LIBOR 1 Month + 3.02%), 11/19/35 (d) (e)		1,994	2,003,868
		Principal Amount (000)	U.S. $ Value

Great Wolf Trust Series 2019-WOLF, Class D 3.609% (LIBOR 1 Month + 1.93%), 12/15/36 (d) (e)	U.S.$	12,005	$12,019,966
Morgan Stanley Capital I Trust Series 2019-BPR, Class D 5.676% (LIBOR 1 Month + 4.00%), 5/15/36 (d) (e)		1,651	1,644,776

			26,899,112

Agency CMBS – 0.0%
Government National Mortgage Association Series 2006-32, Class XM 0.045%, 11/16/45 (h)		217	254

Total Commercial Mortgage-Backed Securities (cost $95,432,463)			95,450,777

EMERGING MARKETS - CORPORATE BONDS – 1.4%
Industrial – 1.2%
Basic – 0.3%
Consolidated Energy Finance SA 6.875%, 6/15/25 (e)		787	779,232
CSN Resources SA 7.625%, 2/13/23-4/17/26(e)		5,342	5,611,874
First Quantum Minerals Ltd.
7.25%, 5/15/22(e) (o)		910	904,931
7.25%, 4/01/23(e)		1,952	1,947,530
7.50%, 4/01/25(e)		410	406,365
HTA Group Ltd./Mauritius 9.125%, 3/08/22 (e)		3,256	3,338,418
Vedanta Resources Finance II PLC 8.00%, 4/23/23 (e)		1,722	1,689,713

			14,678,063

Capital Goods – 0.0%
Odebrecht Finance Ltd.
4.375%, 4/25/25(e) (i) (q)		6,760	335,887
5.25%, 6/27/29(e) (i) (q)		2,103	107,779

			443,666

Communications - Media – 0.0%
Globo Comunicacao e Participacoes SA 4.875%, 1/22/30 (e)		996	1,016,438

Communications - Telecommunications – 0.2%
Digicel Group One Ltd. 8.25%, 12/30/22 (f)		1,338	869,149
Digicel Group Two Ltd. 8.25%, 9/30/22 (e)		1,456	378,560
Digicel Ltd. 6.00%, 4/15/21 (e)		700	552,825
Millicom International Cellular SA
		Principal Amount (000)	U.S. $ Value

6.25%, 3/25/29(e)	U.S.$	1,505	$1,660,034
6.625%, 10/15/26(e)		1,398	1,541,295
MTN Mauritius Investments Ltd. 5.373%, 2/13/22 (e)		701	728,164
Network i2i Ltd. 5.65%, 1/15/25 (e) (r)		2,305	2,296,932
Sable International Finance Ltd. 5.75%, 9/07/27 (e)		1,270	1,343,495

			9,370,454

Consumer Cyclical - Other – 0.0%
MGM China Holdings Ltd.
5.375%, 5/15/24(e)		569	580,202
5.875%, 5/15/26(e)		598	615,193

			1,195,395

Consumer Non-Cyclical – 0.3%
BRF SA 4.875%, 1/24/30 (e)		1,133	1,159,307
Cosan Ltd. 5.50%, 9/20/29 (e)		437	465,678
Inretail Pharma SA 5.375%, 5/02/23 (e)		2,434	2,564,828
MARB BondCo PLC 6.875%, 1/19/25 (e)		3,246	3,419,255
Minerva Luxembourg SA
5.875%, 1/19/28(e)		200	210,906
6.50%, 9/20/26(e)		2,248	2,389,203
Tonon Luxembourg SA 6.50% (0.50% Cash and 6.00% PIK), 10/31/24 (f) (l) (m) (n)		863	25,965
Turkiye Sise ve Cam Fabrikalari AS 6.95%, 3/14/26 (e)		2,655	2,914,692
Virgolino de Oliveira Finance SA
10.50%, 1/28/18(f) (i) (j)		4,738	142,140
10.875%, 1/13/20(f) (i) (j)		750	161,033
11.75%, 2/09/22(f) (i) (q)		1,690	42,397

			13,495,404

Energy – 0.3%
Medco Oak Tree Pte Ltd. 7.375%, 5/14/26 (e)		1,031	1,060,641
Medco Platinum Road Pte Ltd. 6.75%, 1/30/25 (e)		1,532	1,570,300
MV24 Capital BV 6.748%, 6/01/34 (e)		1,767	1,906,669
Petrobras Global Finance BV 6.85%, 6/05/15		7,085	8,455,948

			12,993,558

		Principal Amount (000)	U.S. $ Value

Other Industrial – 0.1%
KOC Holding AS 6.50%, 3/11/25 (e)	U.S.$	1,808	$1,971,172

Transportation - Services – 0.0%
Rumo Luxembourg SARL 7.375%, 2/09/24 (e)		1,250	1,343,109

			56,507,259

Utility – 0.2%
Electric – 0.2%
AES Gener SA 6.35%, 10/07/79 (e)		1,816	1,895,450
Cemig Geracao e Transmissao SA 9.25%, 12/05/24 (e)		1,741	2,037,514
Centrais Eletricas Brasileiras 4.625%, 2/04/30 (e)		368	372,126
Light Servicos de Eletricidade SA/Light Energia SA 7.25%, 5/03/23(e)		1,396	1,500,525
Star Energy Geothermal Wayang Windu Ltd. 6.75%, 4/24/33 (e)		851	914,825
Terraform Global Operating LLC 6.125%, 3/01/26 (f)		695	722,390

			7,442,830

Financial Institutions – 0.0%
Banking – 0.0%
Fidelity Bank PLC 10.50%, 10/16/22 (e)		789	879,981

Total Emerging Markets - Corporate Bonds (cost $78,361,139)			64,830,070

INFLATION-LINKED SECURITIES – 1.4%
United States – 1.4%
U.S. Treasury Inflation Index 0.125%, 7/15/24 (TIPS) (cost $60,728,683)		60,794	61,876,933

COLLATERALIZED LOAN OBLIGATIONS – 1.3%
CLO - Floating Rate – 1.3%
Apidos CLO Series 2017-26A, Class D 7.919% (LIBOR 3 Month + 6.10%), 7/18/29 (d) (e)		550	549,762
Black Diamond CLO Ltd. Series 2016-1A, Class A2AR 3.544% (LIBOR 3 Month + 1.75%), 4/26/31 (d) (e)		5,300	5,280,825
BlueMountain Fuji US CLO II Ltd. Series 2017-2A, Class D 7.969% (LIBOR 3 Month + 6.15%), 10/20/30 (d) (e)		3,300	3,199,647
		Principal Amount (000)	U.S. $ Value

CBAM Ltd.
Series 2017-3A, Class E1
8.336% (LIBOR 3 Month + 6.50%), 10/17/29(d) (e)	U.S.$	1,604	$1,605,074
Series 2018-7A, Class B1
3.419% (LIBOR 3 Month + 1.60%), 7/20/31(d) (e)		1,996	1,996,922
Dryden Senior Loan Fund Series 2017-49A, Class E 8.119% (LIBOR 3 Month + 6.30%), 7/18/30 (d) (e)		605	602,799
GoldenTree Loan Opportunities Ltd. Series 2014-9A, Class DR2 4.775% (LIBOR 3 Month + 3.00%), 10/29/29 (d) (e)		2,815	2,795,565
Greywolf CLO VI Ltd. Series 2018-1A, Class A2 3.424% (LIBOR 3 Month + 1.63%), 4/26/31 (d) (e)		5,300	5,301,378
Halcyon Loan Advisors Funding Ltd.
Series 2018-1A, Class A2
3.619% (LIBOR 3 Month + 1.80%), 7/21/31(d) (e)		1,826	1,822,423
Series 2018-1A, Class C
5.019% (LIBOR 3 Month + 3.20%), 7/21/31(d) (e)		2,000	1,931,336
Marble Point CLO XI Ltd. Series 2017-2A, Class A 2.999% (LIBOR 3 Month + 1.18%), 12/18/30 (d) (e)		2,400	2,396,099
Northwoods Capital Ltd. Series 2018-12BA, Class B 3.744% (LIBOR 3 Month + 1.85%), 6/15/31 (d) (e)		1,350	1,350,020
OZLM Ltd.
Series 2014-7RA, Class CR
4.836% (LIBOR 3 Month + 3.00%), 7/17/29(d) (e)		1,000	975,410
Series 2018-18A, Class B
3.381% (LIBOR 3 Month + 1.55%), 4/15/31(d) (e)		5,450	5,430,266
Rockford Tower CLO Ltd.
Series 2017-2A, Class D
5.281% (LIBOR 3 Month + 3.45%), 10/15/29(d) (e)		4,444	4,447,992
Series 2017-3A, Class A
3.009% (LIBOR 3 Month + 1.19%), 10/20/30(d) (e)		1,931	1,931,303
Romark CLO III Ltd.
Series 2019-3A, Class A2
3.901% (LIBOR 3 Month + 2.07%), 7/15/32(d) (e)		4,450	4,467,070
Series 2019-3A, Class B
4.631% (LIBOR 3 Month + 2.80%), 7/15/32(d) (e)		600	603,483
		Principal Amount (000)	U.S. $ Value

Sound Point CLO XIX Ltd. Series 2018-1A, Class A 2.831% (LIBOR 3 Month + 1.00%), 4/15/31 (d) (e)	U.S.$	7,931	$7,845,536
TIAA CLO II Ltd. Series 2017-1A, Class A 3.099% (LIBOR 3 Month + 1.28%), 4/20/29 (d) (e)		1,000	1,000,391
Venture CLO Ltd. Series 2017-27A, Class D 5.819% (LIBOR 3 Month + 4.00%), 7/20/30 (d) (e)		1,591	1,592,945

Total Collateralized Loan Obligations (cost $57,491,403)			57,126,246

AGENCIES – 1.0%
Agency Debentures – 1.0%
Federal Home Loan Banks 5.50%, 7/15/36		8,695	12,744,311
Federal Home Loan Mortgage Corp.
6.25%, 7/15/32		10,400	15,480,743
Series GDIF
6.75%, 9/15/29		4,606	6,642,691
6.75%, 3/15/31		4,000	5,982,900
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20		5,277	5,230,510

Total Agencies (cost $41,918,037)			46,081,155

LOCAL GOVERNMENTS - PROVINCIAL BONDS – 0.7%
Canada – 0.7%
Province of Alberta Canada 3.40%, 12/01/23	CAD	5,934	4,769,620
Province of British Columbia Canada Series T 9.00%, 8/23/24		3,539	3,525,977
Province of Quebec Canada 8.50%, 4/01/26		12,134	12,725,113
Province of Saskatchewan Canada 3.20%, 6/03/24		12,746	10,238,214

Total Local Governments - Provincial Bonds (cost $30,787,638)			31,258,924

QUASI-SOVEREIGNS – 0.6%
Quasi-Sovereign Bonds – 0.6%
Bahrain – 0.1%
Oil and Gas Holding Co. BSCC (The)
7.625%, 11/07/24(e)	U.S.$	668	783,230
8.375%, 11/07/28(e)		3,912	4,825,207

			5,608,437

		Principal Amount (000)	U.S. $ Value

Brazil – 0.0%
GUSAP III LP 4.25%, 1/21/30 (e)	U.S.$	1,491	$1,564,805

Hong Kong – 0.1%
Melco Resorts Finance Ltd.
5.375%, 12/04/29(e)		200	200,509
5.625%, 7/17/27(e)		2,333	2,379,660

			2,580,169

Indonesia – 0.0%
Indonesia Asahan Aluminium Persero PT 5.71%, 11/15/23 (e)		277	305,739

Kazakhstan – 0.1%
KazMunayGas National Co. JSC
4.75%, 4/24/25(e)		768	848,160
5.375%, 4/24/30(e)		1,940	2,303,866

			3,152,026

Mexico – 0.2%
Petroleos Mexicanos
5.95%, 1/28/31(e)		3,548	3,602,355
6.49%, 1/23/27(e)		1,455	1,578,675
6.50%, 1/23/29		403	428,654
6.84%, 1/23/30(e)		2,180	2,362,030
7.69%, 1/23/50(e)		2,173	2,387,258

			10,358,972

Panama – 0.0%
Aeropuerto Internacional de Tocumen SA 6.00%, 11/18/48 (e)		1,017	1,278,908

Ukraine – 0.1%
NAK Naftogaz Ukraine via Kondor Finance PLC 7.625%, 11/08/26 (e)		2,168	2,304,584

United States – 0.0%
Citgo Holding, Inc. 9.25%, 8/01/24 (e)		737	792,098

Total Quasi-Sovereigns (cost $25,466,941)			27,945,738

EMERGING MARKETS - TREASURIES – 0.5%
Argentina – 0.0%
Argentine Bonos del Tesoro 15.50%, 10/17/26	ARS	2	9

Brazil – 0.3%
Brazil Notas do Tesouro Nacional Series F 10.00%, 1/01/25	BRL	47,870	12,920,546

		Principal Amount (000)	U.S. $ Value

Dominican Republic – 0.1%
Dominican Republic International Bond 16.95%, 2/04/22 (e)	DOP	149,900	$3,193,433

South Africa – 0.1%
Republic of South Africa Government Bond Series 2023 7.75%, 2/28/23	ZAR	110,304	7,568,053

Total Emerging Markets - Treasuries (cost $26,421,185)			23,682,041

GOVERNMENTS - SOVEREIGN BONDS – 0.4%
Qatar – 0.1%
Qatar Government International Bond
3.375%, 3/14/24(e)	U.S.$	4,399	4,638,745
3.875%, 4/23/23(e)		861	910,508

			5,549,253

South Africa – 0.3%
Republic of South Africa Government International Bond
4.30%, 10/12/28		425	418,944
4.85%, 9/30/29		9,846	9,934,614
5.875%, 6/22/30		2,797	3,044,954

			13,398,512

Total Governments - Sovereign Bonds (cost $18,496,397)			18,947,765

		Shares

COMMON STOCKS – 0.2%
Energy – 0.1%
Oil, Gas & Consumable Fuels – 0.1%
Berry Petroleum Corp.		137,884	944,505
Golden Energy Offshore Services AS(i) (k)		1,497,659	569,889
Paragon Litigation - Class A(k) (m)		10,360	2,072
Paragon Litigation - Class B(k) (m)		15,538	233,070
Tervita Corp.(i)		245,313	1,373,560
Vantage Drilling Internation(i)		15,207	456,210

			3,579,306

Consumer Discretionary – 0.1%
Auto Components – 0.1%
ATD New Holdings, Inc.(i) (k) (m)		29,486	722,407
Exide Technologies(i) (k) (l) (m)		429,159	356,202

			1,078,609

Media – 0.0%
Ion Media Networks, Inc. - Class A(i) (k) (l) (m)		2,512	1,023,062

			2,101,671

Company		Shares	U.S. $ Value

Information Technology – 0.0%
IT Services – 0.0%
Paysafe Group Ltd.(k) (l) (m)		3,109	$589,404

Software – 0.0%
Avaya Holdings Corp.(i)		34,533	440,986
Monitronics International, Inc.(k) (l) (m)		34,245	292,795
Monitronics International, Inc.(i)		34,103	306,927

			1,040,708

			1,630,112

Consumer Staples – 0.0%
Food & Staples Retailing – 0.0%
Southeastern Grocers, Inc. Npv(i) (k) (l) (m)		16,421	550,104

Industrials – 0.0%
Consumer Cyclical - Automotive – 0.0%
Exide Technologies(i) (k) (l) (m)		156,301	129,730
Exide Technologies/Old(i) (k) (l) (m)		45,970	38,155

			167,885

Communication Services – 0.0%
Media – 0.0%
Clear Channel Outdoor Holdings, Inc.(i)		33,826	92,345
iHeartMedia, Inc. - Class A(i) (k)		1,690	29,879

			122,224

Total Common Stocks (cost $12,970,820)			8,151,302

		Principal Amount (000)

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.1%
United States – 0.1%
Texas Transportation Commission State Highway Fund
Series 2010B
5.178%, 4/01/30 (cost $2,560,000)	U.S.$	2,560	3,172,890

		Shares

PREFERRED STOCKS – 0.0%
Financial Institutions – 0.0%
Banking – 0.0%
Paysafe Holdings UK Ltd. 0.00% (i) (k) (l) (m) (cost $812,585)		867,323	867,323

		Principal Amount (000)	U.S. $ Value

WHOLE LOAN TRUSTS – 0.0%
Performing Asset – 0.0%
Sheridan Auto Loan Holdings I LLC Zero Coupon, 12/31/20-9/30/21(k) (l) (m)	U.S.$	1,745	$258,283
Sheridan Consumer Finance Trust Zero Coupon, 3/01/21 (k) (l) (m)		107	105,979

Total Whole Loan Trusts (cost $1,851,178)			364,262

		Shares

WARRANTS – 0.0%
Avaya Holdings Corp., expiring 12/15/22(i)		2,936	2,965
Encore Automotive Acceptance, expiring 7/05/31(i) (k) (l) (m)		12	0
Flexpath Capital, Inc., expiring 4/15/31(i) (k) (l) (m)		17,195	0
iHeartMedia, Inc., expiring 5/01/39(i) (k)		12,695	209,468
SandRidge Energy, Inc., A-CW22, expiring 10/04/22(i) (k)		2,475	11
SandRidge Energy, Inc., B-CW22, expiring 10/04/22(i) (k)		1,042	125

Total Warrants (cost $203,120)			212,569

		Notional Amount

OPTIONS PURCHASED - PUTS – 0.0%
Swaptions – 0.0%
IRS Swaption Expiration: Feb 2020; Contracts: 83,195,000; Exercise Rate: 2.11%; Counterparty: Bank of America, NA (i)	USD	83,195,000	13
IRS Swaption Expiration: Feb 2020; Contracts: 83,195,000; Exercise Rate: 2.07%; Counterparty: Bank of America, NA (i)		83,195,000	26
IRS Swaption Expiration: Feb 2020; Contracts: 28,530,000; Exercise Rate: 2.07%; Counterparty: Deutsche Bank AG (i)		28,530,000	10

Total Options Purchased - Puts (premiums paid $967,587)			49

		Shares

SHORT-TERM INVESTMENTS – 2.1%
Investment Companies – 2.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.50%(u) (v) (w) (cost $92,562,740)		92,562,740	92,562,740

		Principal Amount (000)	U.S. $ Value

Governments - Treasuries – 0.1%
Nigeria – 0.1%
Nigeria Treasury Bills Zero Coupon, 4/09/20-9/03/20	NGN	1,550,367	$3,994,289

Pakistan – 0.0%
Pakistan Treasury Bills Zero Coupon, 4/28/20-8/04/20(e)	PKR	370,000	2,287,539

Total Governments - Treasuries (cost $6,267,026)			6,281,828

Total Short-Term Investments (cost $98,829,766)			98,844,568

Total Investments – 115.7% (cost $5,221,168,384)(x)			5,346,975,029
Other assets less liabilities – (15.7)%			(727,020,552)

Net Assets – 100.0%			$4,619,954,477

FUTURES
Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)

Purchased Contracts
Euro-BOBL Futures	10	March 2020	$1,496,773	$10,525
U.S. T-Note 10 Yr (CBT) Futures	7,178	March 2020	945,028,563	17,153,125

Sold Contracts
Euro Buxl 30 Yr Bond Futures	74	March 2020	17,308,492	(511,727)
Euro-Bund Futures	64	March 2020	12,424,194	(155,513)
Euro-Schatz Futures	741	March 2020	92,112,091	(124,068)
U.S. 10 Yr Ultra Futures	184	March 2020	26,800,750	(601,129)
U.S. T-Note 2 Yr (CBT) Futures	529	March 2020	114,454,110	(405,667)
U.S. T-Note 5 Yr (CBT) Futures	861	March 2020	103,595,789	(1,116,047)

__________
				$14,249,499
__________

FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)

Barclays Bank PLC	RUB	2,808,480	USD	45,399	3/16/20	$1,660,706
Barclays Bank PLC	ZAR	161,281	USD	11,034	4/08/20	377,629
BNP Paribas SA	AUD	2,975	USD	2,042	3/26/20	48,239
Brown Brothers Harriman & Co.	NOK	19,594	USD	2,212	3/12/20	81,519
Brown Brothers Harriman & Co.	EUR	8,035	USD	8,891	4/08/20	(55,538)
Citibank, NA	BRL	26,395	USD	6,454	2/04/20	290,863
Citibank, NA	USD	6,182	BRL	26,395	2/04/20	(18,911)
Citibank, NA	USD	2,723	IDR	38,454,230	2/27/20	55,945
Citibank, NA	USD	1,595	IDR	21,778,903	2/27/20	(20,840)
Citibank, NA	GBP	8,786	USD	11,547	3/13/20	(66,667)
Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)

Goldman Sachs Bank USA	IDR	1,128,589,111	USD	79,083	2/27/20	$(2,487,624)
Goldman Sachs Bank USA	USD	11,244	IDR	153,391,979	2/27/20	(157,401)
JPMorgan Chase Bank, NA	MXN	670,322	USD	35,136	3/06/20	(181,575)
JPMorgan Chase Bank, NA	CAD	44,009	USD	33,670	3/27/20	417,022
Morgan Stanley Capital Services, Inc.	BRL	26,395	USD	6,182	2/04/20	18,911
Morgan Stanley Capital Services, Inc.	USD	6,275	BRL	26,395	2/04/20	(111,500)
Morgan Stanley Capital Services, Inc.	BRL	26,395	USD	6,267	3/03/20	113,142
Standard Chartered Bank	USD	3,908	ZAR	56,853	4/08/20	(151,454)
UBS AG	USD	5,472	IDR	74,839,113	2/27/20	(63,297)
UBS AG	EUR	131,975	USD	147,616	4/08/20	673,261

						$422,430

CENTRALLY CLEARED CREDIT DEFAULT SWAPS
Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

Sale Contracts
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	5.00%	Quarterly	3.07%	USD	302,059	$26,926,366	$25,151,623	$1,774,743
iTraxx -Xover Series 32, 5 Year Index, 12/20/24*	5.00	Quarterly	2.31	EUR	65,300	9,258,561	9,144,044	114,517
iTraxx -Xover Series 32, 5 Year Index, 12/20/24*	5.00	Quarterly	2.31	EUR	2,500	356,260	364,836	(8,576)
Republic of Colombia, 10.375%, 1/28/33, 12/20/24*	1.00	Quarterly	0.82	USD	6,750	65,631	31,730	33,901
Republic of South Africa, 5.50%, 3/09/20, 12/20/24*	1.00	Quarterly	1.85	USD	6,750	(254,249)	(242,264)	(11,985)
Republic of Turkey, 11.875%, 1/15/30, 12/20/24*	1.00	Quarterly	2.41	USD	2	(125)	(237)	112
Russian Federation, 7.50%, 3/31/30, 12/20/24*	1.00	Quarterly	0.65	USD	6,750	121,358	56,652	64,706
_______ _______ _______
						$36,473,802	$34,506,384	$1,967,418
_______ _______ _______
*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS
			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

USD	109,350	4/20/23	2.850%	3 Month LIBOR	Semi-Annual/ Quarterly	$ (6,033,807)	$ —	$ (6,033,807)
USD	46,860	4/02/24	2.851%	3 Month LIBOR	Semi-Annual/ Quarterly	(3,265,447)	—	(3,265,447)
USD	30,755	2/10/25	2.034%	3 Month LIBOR	Semi-Annual/ Quarterly	(1,202,768)	—	(1,202,768)
USD	6,010	6/09/25	2.491%	3 Month LIBOR	Semi-Annual/ Quarterly	(361,319)	—	(361,319)
USD	10,000	1/11/27	2.285%	3 Month LIBOR	Semi-Annual/ Quarterly	(599,637)	—	(599,637)
USD	11,920	4/26/27	2.287%	3 Month LIBOR	Semi-Annual/ Quarterly	(807,866)	—	(807,866)
_________ _________ _________
						$(12,270,844)	$ —	$(12,270,844)
_________ _________ _________

CREDIT DEFAULT SWAPS
Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

Sale Contracts
Barclays Bank PLC
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00%	Monthly	11.41%	USD	5,000	$(692,750)	$(124,515)	$(568,235)
Citigroup Global Markets, Inc.
Towd Point Mortgage Trust, 2.750%, 04/25/57*(k)	0.45	Monthly	0.45	USD	11,430	1,286	—	1,286
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	11.41	USD	4,000	(554,200)	(615,246)	61,046
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	19,075	(1,177,564)	(2,061,681)	884,117
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	643	(39,695)	(73,104)	33,409
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	9,557	(589,189)	(971,504)	382,315
Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	5.69%	USD	9,557	$(589,189)	$(961,726)	$372,537
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	9,557	(589,189)	(961,726)	372,537
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	1,529	(94,263)	(156,328)	62,065
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	5,000	(308,250)	(508,006)	199,756
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	5,000	(308,250)	(515,463)	207,213
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	5,000	(308,250)	(611,552)	303,302
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	12,000	(740,800)	(1,530,034)	789,234
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	3,250	(200,363)	(337,686)	137,323
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	13,500	(832,275)	(1,201,834)	369,559
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	660	(40,689)	(56,437)	15,748
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	1,146	(70,651)	(184,109)	113,458
Credit Suisse International
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	1.65	USD	15,000	146,166	(425,889)	572,055
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	1.65	USD	6,500	63,700	(352,872)	416,572
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	1.65	USD	2,839	27,823	(113,058)	140,881
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	1.65	USD	567	5,556	(22,580)	28,136
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	1.65	USD	1,136	11,133	(46,097)	57,230
Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	5.69%	USD	9,220	$(568,413)	$(1,120,856)	$552,443
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	763	(47,102)	(86,861)	39,759
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	17,343	(1,070,641)	(2,160,389)	1,089,748
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	1.65	USD	23,700	232,260	(1,043,712)	1,275,972
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	20,000	(1,233,000)	(2,904,477)	1,671,477
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	10,000	(616,500)	(1,593,232)	976,732
Goldman Sachs International
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	11.41	USD	16,500	(2,286,075)	(3,748,513)	1,462,438
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	2,500	(154,334)	(159,737)	5,403
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	14,291	(882,232)	(1,671,189)	788,957
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	11,909	(735,182)	(1,389,994)	654,812
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	13,000	(801,450)	(1,325,658)	524,208
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	32,853	(2,025,387)	(4,602,654)	2,577,267
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	6,323	(389,813)	(1,030,767)	640,954
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	8,827	(544,184)	(1,459,671)	915,487
JPMorgan Securities LLC
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	Monthly	11.41	USD	3,869	(536,588)	(743,661)	207,073
Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)

CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00%	Monthly	11.41%	USD	3,748	$(519,806)	$(730,964)	$211,158
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	9,543	(588,326)	(1,082,470)	494,144
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	1.65	USD	293	2,872	(12,094)	14,966
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.69	USD	547	(33,723)	(45,846)	12,123

						$(19,677,527)	$(38,744,192)	$19,066,665

*	Termination date

REVERSE REPURCHASE AGREEMENTS
Broker	Principal Amount (000)	Currency	Interest Rate	Maturity	U.S. $ Value at January 31, 2020

Bank of New York†	926	USD	1.00%	—	$929,719
Barclays Capital, Inc.†	2,539	USD	1.00%	—	2,540,993
Barclays Capital, Inc.†	672	USD	1.25%	—	673,799
First Boston†	1,224	EUR	(1.25)%*	—	1,357,477
JPMorgan Chase Bank†	939	EUR	(1.25)%*	—	1,041,418
JPMorgan Chase Bank†	1,145	EUR	(1.25)%*	—	1,270,277
__________
					$7,813,683
__________
†					The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on January 31, 2020.
*					Interest payment due from counterparty.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements on the statements of assets and liabilities is as follows:
	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total
Corporates - Non-Investment Grade	$ 5,272,690	$ —	$ —	$ —	$ 5,272,690
Emerging Markets - Corporate Bonds	2,540,993	—	—	—	2,540,993
Total	$ 7,813,683	$ —	$ —	$ —	$ 7,813,683

(a)				Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(b)				Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)				Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(d)				Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2020.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2020, the aggregate market value of these securities amounted to $1,211,674,712 or 26.2% of net assets.

(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  These securities, which represent 0.58% of net assets as of January 31, 2020, are considered illiquid and restricted.  Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets

Digicel Group One Ltd. 8.25%, 12/30/22	1/09/19	$1,221,016	$869,149	0.02%
Exide International Holdings LP(Superpriority Lien) 10.75%, 10/31/21	6/18/19	2,795,993	2,976,915	0.06%
Exide Technologies(Exchange Priority) 11.00%, 10/31/24	6/21/19	2,352,480	2,407,219	0.05%
Exide Technologies(First Lien) 11.00%, 10/31/24	6/21/19	682,411	729,493	0.02%
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 5.911%, 11/25/24	11/06/15	1,187,942	1,312,445	0.03%
JP Morgan Madison Avenue Securities Trust Series 2015-CH1, Class M2 7.161%, 10/25/25	9/18/15	2,058,311	2,264,089	0.05%
Magnetation LLC/Mag Finance Corp. 11.00%, 5/15/18	2/19/15	861,787	0	0.00%
PMT Credit Risk Transfer Trust Series 2019-1R, Class A 3.805%, 3/27/24	3/21/19	3,498,018	3,485,104	0.08%
PMT Credit Risk Transfer Trust Series 2019-2R, Class A 4.555%, 5/27/23	6/07/19	4,646,257	4,686,042	0.10%
PMT Credit Risk Transfer TrustSeries 2019-3R, Class A 4.349%, 10/27/22	10/11/19	2,308,454	2,323,527	0.05%
SoFi Consumer Loan Program LLCSeries 2016-1, Class R Zero Coupon, 8/25/25	7/19/17	1,198,322	859,727	0.02%
SoFi Consumer Loan Program LLC Series 2016-5, Class R Zero Coupon, 9/25/28	6/23/17	1,275,923	335,454	0.01%
SoFi Consumer Loan Program LLC Series 2017-5, Class R1 Zero Coupon, 9/25/26	9/18/17	1,758,337	585,165	0.01%
SoFi Consumer Loan Program Trust Series 2018-1, Class R1 Zero Coupon, 2/25/27	2/01/18	3,677,430	1,833,530	0.04%
Terraform Global Operating LLC 6.125%, 3/01/26	2/08/18	695,000	722,390	0.02%
Tonon Luxembourg SA 6.50%, 10/31/24	7/24/15	2,108,782	25,965	0.00%
Virgolino de Oliveira Finance SA 11.75%, 2/09/22	1/29/14	5,173,221	345,570	0.01%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 6.911%, 11/25/25	9/06/16	712,755	792,545	0.02%
(g)				Inverse interest only security.
(h)				IO - Interest Only.
(i)				Non-income producing security.
(j)				Defaulted matured security.
(k)				Illiquid security.
(l)				Fair valued by the Adviser.
(m)				Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(n)				Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at January 31, 2020.
(o)				Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(p)				Pays 10.75% cash or up to 4.5% PIK and remaining in cash.
(q)				Defaulted.
(r)				Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(s)				The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at January 31, 2020.
(t)

This position or a portion of this position represents an unsettled loan purchase.  The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate ("LIBOR") plus a premium which was determined at the time of purchase.

(u)				Affiliated investments.
(v)				To obtain a copy of the fund's shareholder report, please go to the Securities and Exchange Commission's website at www.sec.gov, or call AB at (800) 227-4618.
(w)				The rate shown represents the 7-day yield as of period end.
(x)

As of January 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $222,514,466 and gross unrealized depreciation of investments was $(73,272,653), resulting in net unrealized appreciation of $149,241,813.

Currency Abbreviations:
ARS – Argentine Peso
AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
DOP – Dominican Peso
EUR – Euro
GBP – Great British Pound
IDR – Indonesian Rupiah
MXN – Mexican Peso
NGN – Nigerian Naira
NOK – Norwegian Krone
PKR – Pakistan Rupee
RUB – Russian Ruble
USD – United States Dollar
ZAR – South African Rand
Glossary:
ABS – Asset-Backed Securities
BOBL – Bundesobligationen
CBT – Chicago Board of Trade
CDX-CMBX.NA – North American Commercial Mortgage-Backed Index
CDX-NAHY – North American High Yield Credit Default Swap Index
CLO – Collateralized Loan Obligations
CMBS – Commercial Mortgage-Backed Securities
IRS – Interest Rate Swaption
JSC – Joint Stock Company
LIBOR – London Interbank Offered Rates
REIT – Real Estate Investment Trust
REMICs – Real Estate Mortgage Investment Conduits
TBA – To Be Announced
TIPS – Treasury Inflation Protected Security

RIDER A

COUNTRY BREAKDOWN[1] January 31, 2020 (unaudited)
	80.7%	United States
	1.5%	Italy
	1.4%	Canada
	1.3%	Indonesia
	1.1%	United Kingdom
	1.0%	Brazil
	0.9%	Mexico
	0.8%	France
	0.8%	Russia
	0.8%	Cayman Islands
	0.6%	Netherlands
	0.6%	South Africa
	0.5%	Spain
	6.2%	Other
	1.8%	Short-Term

	100.0%	Total Investments

1

All data are as of January 31, 2020. The Fund's country breakdown is expressed as a percentage of total investments and may vary over time.  "Other" country weightings represent 0.5% or less in the following countries: Angola, Argentina, Australia, Bahamas, Bahrain, Chile, China, Colombia, Costa Rica, Denmark, Dominican Republic, Ecuador, Egypt, El Salvador, Finland, Germany, Ghana, Honduras, Hong Kong, India, Ireland, Ivory Coast, Jamaica, Kazakhstan, Kenya, Lebanon, Luxembourg, Mauritius, Nigeria, Norway, Oman, Pakistan, Panama, Peru, Qatar, Senegal, Sri Lanka, Sweden, Switzerland, Trinidad & Tobago, Turkey, Ukraine and Zambia.

AB Bond Fund, Inc.

AB Income Fund

January 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

• Level 1 - quoted prices in active markets for identical investments

• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of January 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total

Assets:
Governments - Treasuries	$—	$2,348,376,997	$—	$2,348,376,997
Mortgage Pass-Throughs	—	707,739,413	—	707,739,413
Collateralized Mortgage Obligations	—	504,632,334	—	504,632,334
Corporates - Non-Investment Grade	—	452,014,539	6,254,705(a)	458,269,244
Corporates - Investment Grade	—	449,473,204	—	449,473,204
Emerging Markets - Sovereigns	—	143,155,982	—	143,155,982
Bank Loans	—	82,148,221	16,425,567	98,573,788
Asset-Backed Securities	—	93,344,380	4,597,075	97,941,455
Commercial Mortgage-Backed Securities	—	95,450,777	—	95,450,777
Emerging Markets - Corporate Bonds	—	64,804,105	25,965	64,830,070
Inflation-Linked Securities	—	61,876,933	—	61,876,933
Collateralized Loan Obligations	—	57,126,246	—	57,126,246
Agencies	—	46,081,155	—	46,081,155
Local Governments - Provincial Bonds	—	31,258,924	—	31,258,924
Quasi-Sovereigns	—	27,945,738	—	27,945,738
Emerging Markets - Treasuries	—	23,682,041	—	23,682,041
Governments - Sovereign Bonds	—	18,947,765	—	18,947,765
Common Stocks	3,758,091	456,210	3,937,001	8,151,302
Local Governments - US Municipal Bonds	—	3,172,890	—	3,172,890
Preferred Stocks	—	—	867,323	867,323
Whole Loan Trusts	—	—	364,262	364,262
Warrants	212,569	—	0(a)	212,569
Options Purchased - Puts	—	49	—	49
Short-Term Investments:
Investment Companies	92,562,740	—	—	92,562,740
Governments - Treasuries	—	6,281,828	—	6,281,828

Total Investments in Securities	96,533,400	5,217,969,731	32,471,898	5,346,975,029
Other Financial Instruments(b):
Assets:
Futures	17,163,650	—	—	17,163,650
Forward Currency Exchange Contracts	—	3,737,237	—	3,737,237
Centrally Cleared Credit Default Swaps	—	36,728,176	—	36,728,176
Credit Default Swaps	—	490,796	—	490,796
Liabilities:
Futures	(2,914,151)	—	—	(2,914,151)
Forward Currency Exchange Contracts	—	(3,314,807)	—	(3,314,807)
Centrally Cleared Credit Default Swaps	—	(254,374)	—	(254,374)
Centrally Cleared Interest Rate Swaps	—	(12,270,844)	—	(12,270,844)
Credit Default Swaps	—	(20,168,323)	—	(20,168,323)
Reverse Repurchase Agreements	(7,813,683)	—	—	(7,813,683)

Total	$102,969,216	$5,222,917,592	$32,471,898	$5,358,358,706(c)

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(c)

Amounts of $30,933,808, $750,854, $72,744,536 and $1,296,862 for Asset-Backed Securities, Bank Loans, Collateralized Loan Obligations and Collateralized Mortgage Obligations, respectively,  were transferred out of Level 3 into Level 2 as improved transparency of price inputs received from pricing vendors has increased the observability during the reporting period.

A summary of the Fund's transactions in AB mutual funds for the three months ended January 31, 2020 is as follows:

Fund	Market Value 10/31/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/20 (000)	Dividend Income (000)
Government Money Market Portfolio	$51,924	$459,131	$418,492	$92,563	$290